UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2014

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments:

Putnam VT Diversified Income Fund

The fund's portfolio
9/30/14 (Unaudited)

MORTGAGE-BACKED SECURITIES (45.0%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (18.8%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3182, Class SP, 27.986s, 2032			$163,610	$237,277
IFB Ser. 3408, Class EK, 25.175s, 2037			65,882	94,418
IFB Ser. 2979, Class AS, 23.71s, 2034			19,705	25,369
IFB Ser. 3072, Class SM, 23.233s, 2035			167,298	236,222
IFB Ser. 3072, Class SB, 23.087s, 2035			171,474	240,465
IFB Ser. 3249, Class PS, 21.768s, 2036			140,456	189,641
IFB Ser. 3065, Class DC, 19.399s, 2035			321,438	454,475
IFB Ser. 3998, Class KS, IO, 6.546s, 2027			2,211,139	358,619
IFB Ser. 319, Class S2, IO, 5.846s, 2043			1,300,705	310,530
IFB Ser. 4240, Class SA, IO, 5.846s, 2043			7,961,572	1,804,490
IFB Ser. 4245, Class AS, IO, 5.846s, 2043			5,230,088	1,166,631
IFB Ser. 317, Class S3, IO, 5.826s, 2043			3,509,139	798,697
IFB Ser. 326, Class S2, IO, 5.796s, 2044			7,477,996	1,772,332
IFB Ser. 323, Class S1, IO, 5.796s, 2044			3,448,739	836,986
IFB Ser. 310, Class S4, IO, 5.796s, 2043			3,565,009	910,361
IFB Ser. 311, Class S1, IO, 5.796s, 2043			3,110,225	692,025
IFB Ser. 308, Class S1, IO, 5.796s, 2043			2,667,044	666,654
IFB Ser. 269, Class S1, IO, 5.796s, 2042			2,069,537	461,383
IFB Ser. 314, Class AS, IO, 5.736s, 2043			2,789,389	645,677
Ser. 4122, Class TI, IO, 4 1/2s, 2042			3,076,885	662,146
Ser. 4000, Class PI, IO, 4 1/2s, 2042			1,557,544	317,739
Ser. 4024, Class PI, IO, 4 1/2s, 2041			3,515,116	760,758
Ser. 4220, Class IE, IO, 4s, 2028			2,262,845	297,270
Ser. 311, Class IO, IO, 3 1/2s, 2043			2,162,382	514,178
Ser. 4122, Class CI, IO, 3 1/2s, 2042			4,335,015	628,261
Ser. 4105, Class HI, IO, 3 1/2s, 2041			1,943,206	286,817
Ser. 304, IO, 3 1/2s, 2027			3,842,098	480,493
Ser. 304, Class C37, IO, 3 1/2s, 2027			2,847,281	361,377
Ser. 4210, Class PI, IO, 3s, 2041			3,079,719	338,168
Ser. 304, Class C45, IO, 3s, 2027			3,207,819	371,795
Ser. T-57, Class 1AX, IO, 0.393s, 2043			1,586,033	17,401
Ser. 3300, PO, zero %, 2037			52,708	46,677
FRB Ser. 3326, Class WF, zero %, 2035			1,223	941

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.973s, 2036			88,220	163,367
IFB Ser. 06-8, Class HP, 24s, 2036			256,558	391,095
IFB Ser. 07-53, Class SP, 23.634s, 2037			162,994	237,950
IFB Ser. 08-24, Class SP, 22.717s, 2038			202,404	298,660
IFB Ser. 05-122, Class SE, 22.559s, 2035			256,257	361,642
IFB Ser. 05-83, Class QP, 16.992s, 2034			194,071	245,604
IFB Ser. 13-101, Class HS, IO, 6.346s, 2043			1,461,648	388,565
IFB Ser. 13-81, Class US, IO, 6.096s, 2043			1,912,941	330,346
IFB Ser. 13-10, Class KS, IO, 6.046s, 2043			1,484,756	302,534
Ser. 12-134, Class SA, IO, 5.996s, 2042			2,751,913	657,794
IFB Ser. 13-19, Class SK, IO, 5.996s, 2043			2,521,589	539,756
IFB Ser. 12-128, Class ST, IO, 5.996s, 2042			1,832,313	427,534
IFB Ser. 13-124, Class SB, IO, 5.796s, 2043			1,689,245	393,277
IFB Ser. 411, Class S1, IO, 5.796s, 2042			2,339,493	521,262
IFB Ser. 13-103, Class SK, IO, 5.766s, 2043			1,756,462	426,989
IFB Ser. 13-128, Class CS, IO, 5.746s, 2043			3,032,414	716,923
IFB Ser. 13-101, Class CS, IO, 5.746s, 2043			2,072,192	505,408
Ser. 374, Class 6, IO, 5 1/2s, 2036			363,881	73,540
Ser. 12-132, Class PI, IO, 5s, 2042			7,648,439	1,660,094
Ser. 10-13, Class EI, IO, 5s, 2038			75,700	1,352
Ser. 378, Class 19, IO, 5s, 2035			1,076,850	217,913
Ser. 12-127, Class BI, IO, 4 1/2s, 2042			851,207	217,577
Ser. 12-30, Class HI, IO, 4 1/2s, 2040			5,886,482	1,166,230
Ser. 409, Class 81, IO, 4 1/2s, 2040			4,425,879	1,017,591
Ser. 409, Class 82, IO, 4 1/2s, 2040			2,905,119	680,461
Ser. 366, Class 22, IO, 4 1/2s, 2035			422,136	30,065
Ser. 12-75, Class AI, IO, 4 1/2s, 2027			2,112,188	285,737
Ser. 418, Class C24, IO, 4s, 2043			2,435,675	565,819
Ser. 13-41, Class IP, IO, 4s, 2043			2,624,962	478,741
Ser. 13-44, Class PI, IO, 4s, 2043			2,501,675	418,542
Ser. 12-96, Class PI, IO, 4s, 2041			1,159,233	193,685
Ser. 406, Class 2, IO, 4s, 2041			2,717,436	581,260
Ser. 406, Class 1, IO, 4s, 2041			1,894,252	405,559
Ser. 409, Class C16, IO, 4s, 2040			3,291,976	747,104
Ser. 418, Class C15, IO, 3 1/2s, 2043			5,101,899	1,135,173
Ser. 13-35, Class IP, IO, 3s, 2042			3,283,482	384,142
Ser. 13-53, Class JI, IO, 3s, 2041			3,415,888	434,992
Ser. 13-23, Class PI, IO, 3s, 2041			3,828,651	369,771
Ser. 03-W10, Class 1, IO, 1.05s, 2043			494,869	13,261
Ser. 00-T6, IO, 0.719s, 2030			1,437,079	30,538
Ser. 99-51, Class N, PO, zero %, 2029			16,380	14,742

Government National Mortgage Association
IFB Ser. 10-163, Class SI, IO, 6.476s, 2037			3,585,960	471,370
IFB Ser. 11-56, Class MI, IO, 6.297s, 2041			2,430,805	515,622
IFB Ser. 13-113, Class SL, IO, 6.077s, 2042			1,803,333	303,679
IFB Ser. 13-129, Class SN, IO, 5.997s, 2043			2,196,083	380,252
IFB Ser. 13-165, Class LS, IO, 5.997s, 2043			2,064,684	377,590
IFB Ser. 10-20, Class SC, IO, 5.997s, 2040			1,793,065	320,869
Ser. 13-116, Class SA, IO, 5.996s, 2043			2,178,833	389,118
Ser. 13-182, Class LS, IO, 5.987s, 2043			1,788,057	404,630
IFB Ser. 12-77, Class MS, IO, 5.947s, 2042			1,986,959	458,829
IFB Ser. 13-99, Class VS, IO, 5.946s, 2043			1,223,623	229,111
IFB Ser. 11-128, Class TS, IO, 5.896s, 2041			1,798,851	335,126
IFB Ser. 11-70, Class SM, IO, 5.736s, 2041			3,437,000	677,708
IFB Ser. 11-70, Class SH, IO, 5.736s, 2041			3,530,000	718,849
Ser. 13-22, Class OI, IO, 5s, 2043			2,756,969	630,858
Ser. 13-3, Class IT, IO, 5s, 2043			2,460,179	559,205
Ser. 13-6, Class IC, IO, 5s, 2043			1,642,753	341,446
Ser. 12-146, Class IO, IO, 5s, 2042			3,829,181	843,262
Ser. 13-130, Class IB, IO, 5s, 2040			1,982,068	231,803
Ser. 13-16, Class IB, IO, 5s, 2040			2,839,345	255,887
Ser. 11-41, Class BI, IO, 5s, 2040			2,128,441	249,346
Ser. 10-35, Class UI, IO, 5s, 2040			2,238,614	505,821
Ser. 10-20, Class UI, IO, 5s, 2040			1,938,256	368,598
Ser. 10-9, Class UI, IO, 5s, 2040			12,152,681	2,728,509
Ser. 09-121, Class UI, IO, 5s, 2039			4,113,265	953,167
Ser. 13-34, Class IH, IO, 4 1/2s, 2043			5,617,299	1,176,363
Ser. 13-24, Class IC, IO, 4 1/2s, 2043			1,133,009	239,745
Ser. 13-24, Class IK, IO, 4 1/2s, 2043			3,315,113	683,344
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			385,307	69,432
Ser. 10-35, Class AI, IO, 4 1/2s, 2040			3,894,481	735,317
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			9,899,318	2,085,892
Ser. 13-151, Class IB, IO, 4 1/2s, 2040			4,025,353	850,340
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			1,937,788	422,351
Ser. 10-168, Class PI, IO, 4 1/2s, 2039			940,630	151,893
Ser. 10-158, Class IP, IO, 4 1/2s, 2039			4,421,781	656,413
Ser. 10-98, Class PI, IO, 4 1/2s, 2037			1,210,868	129,175
Ser. 13-165, Class IL, IO, 4s, 2043			1,905,795	321,222
Ser. 12-47, Class CI, IO, 4s, 2042			3,768,779	752,819
Ser. 13-102, Class IP, IO, 3 1/2s, 2043			2,858,562	368,280
Ser. 13-76, Class IO, IO, 3 1/2s, 2043			7,168,103	1,032,279
Ser. 13-28, Class IO, IO, 3 1/2s, 2043			2,625,128	415,816
Ser. 13-54, Class JI, IO, 3 1/2s, 2043			3,148,037	500,097
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			5,045,312	749,279
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			3,459,709	525,218
Ser. 12-140, Class IC, IO, 3 1/2s, 2042			2,796,870	627,790
Ser. 06-36, Class OD, PO, zero %, 2036			4,340	3,805

				60,766,393
Commercial mortgage-backed securities (16.7%)

Banc of America Commercial Mortgage Trust
Ser. 06-4, Class AJ, 5.695s, 2046			697,000	726,833
Ser. 06-6, Class AJ, 5.421s, 2045			817,000	840,598
FRB Ser. 05-6, Class G, 5.349s, 2047			829,000	812,685

Banc of America Commercial Mortgage Trust 144A
Ser. 01-1, Class K, 6 1/8s, 2036			243,168	120,077
Ser. 07-5, Class XW, IO, 0.529s, 2051			30,795,220	292,401

Banc of America Merrill Lynch Commercial Mortgage, Inc. Ser. 05-4, Class C, 5.147s, 2045			927,000	899,190

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 06-PW11, Class AJ, 5.6s, 2039			155,000	160,958
Ser. 05-PWR7, Class B, 5.214s, 2041			923,000	929,590
Ser. 05-PWR9, Class C, 5.055s, 2042			499,000	493,346
Ser. 05-PWR9, Class AJ, 4.985s, 2042			229,000	235,790

CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.744s, 2047			426,000	447,790

Citigroup Commercial Mortgage Trust Ser. 06-C5, Class AJ, 5.482s, 2049			779,000	752,226

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
FRB Ser. 07-CD5, Class E, 6.316s, 2044			578,000	572,220
Ser. 07-CD5, Class XS, IO, 0.077s, 2044			24,026,294	108,634

COMM Mortgage Trust FRB Ser. 04-LB3A, Class E, 5.863s, 2037			351,297	351,297

COMM Mortgage Trust 144A
FRB Ser. 14-CR18, Class D, 4.898s, 2047			1,674,000	1,547,483
FRB Ser. 13-LC6, Class D, 4.431s, 2046			224,000	208,305
FRB Ser. 13-LC13, Class E, 3.719s, 2046			566,000	418,270
FRB Ser. 07-C9, Class AJFL, 0.844s, 2049			454,000	417,630

Credit Suisse Commercial Mortgage Trust Ser. 06-C5, Class AX, IO, 0.92s, 2039			23,413,598	297,933

Credit Suisse First Boston Mortgage Securities Corp. Ser. 05-C5, Class C, 5.1s, 2038			496,000	508,728

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038 (Cayman Islands)			495,576	247,788

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.578s, 2044			440,000	462,286

FFCA Secured Lending Corp. 144A Ser. 00-1, Class X, IO, 1.003s, 2020			1,951,040	30,027

First Union Commercial Mortgage Trust 144A Ser. 99-C1, Class G, 5.35s, 2035			351,000	258,136

GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3, Class B, 4.965s, 2041			561,000	557,561

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3, Class D, 4.986s, 2042			1,053,000	1,054,475

GS Mortgage Securities Trust Ser. 05-GG4, Class AJ, 4.782s, 2039			2,872,000	2,911,868

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.826s, 2045			757,000	789,695
FRB Ser. 11-GC3, Class D, 5.726s, 2044			222,000	237,435
FRB Ser. 11-GC3, Class E, 5s, 2044			528,000	498,022
FRB Ser. GC10, Class D, 4.562s, 2046			1,099,000	1,015,894
Ser. 05-GG4, Class XC, IO, 0.881s, 2039(F)			74,144,027	244,675

Guggenheim Structured Real Estate Funding, Ltd. 144A FRB Ser. 05-2A, Class E, 2.155s, 2030 (Cayman Islands)			143,758	129,483

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.279s, 2051			723,500	740,046
FRB Ser. 06-LDP6, Class B, 5.687s, 2043			790,000	790,000
Ser. 06-LDP6, Class AJ, 5.565s, 2043			1,508,000	1,542,081
Ser. 06-LDP8, Class B, 5.52s, 2045			370,000	372,013
FRB Ser. 05-LDP3, Class D, 5.366s, 2042			1,173,000	1,176,050
FRB Ser. 04-CBX, Class B, 5.021s, 2037			316,000	316,428
FRB Ser. 05-LDP2, Class E, 4.981s, 2042			807,000	809,555

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.379s, 2051			704,000	720,095
FRB Ser. 07-CB20, Class C, 6.379s, 2051			1,004,000	944,714
FRB Ser. 11-C3, Class E, 5.753s, 2046			812,000	867,362
FRB Ser. 11-C3, Class F, 5.753s, 2046			401,000	403,580
FRB Ser. 12-C8, Class E, 4.822s, 2045			205,000	202,210
FRB Ser. 13-C13, Class D, 4.191s, 2046			638,000	588,167
FRB Ser. 13-C13, Class E, 3.986s, 2046			628,000	505,436
FRB Ser. 13-C10, Class E, 3 1/2s, 2047			833,000	611,255
FRB Ser. 13-LC11, Class E, 3 1/4s, 2046			558,000	396,571
Ser. 07-CB20, Class X1, IO, 0.195s, 2051			42,782,055	368,653

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031			519,716	548,300
Ser. 98-C4, Class J, 5.6s, 2035			379,000	399,352

LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C3, Class C, 5.925s, 2039			388,000	350,655
Ser. 06-C3, Class AJ, 5.72s, 2039			731,000	732,857
Ser. 06-C6, Class E, 5.541s, 2039			900,000	839,466
FRB Ser. 06-C6, Class C, 5.482s, 2039			558,000	549,630

Merrill Lynch Mortgage Investors Trust Ser. 96-C2, Class JS, IO, 2.371s, 2028			35,998	3

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.47s, 2051			575,000	633,253
FRB Ser. 07-C1, Class A3, 6.028s, 2050			23,715	23,750
Ser. 05-MCP1, Class D, 5.023s, 2043			454,000	451,680

Mezz Cap Commercial Mortgage Trust 144A Ser. 07-C5, Class X, IO, 5.939s, 2049			938,585	50,777

ML-CFC Commercial Mortgage Trust Ser. 06-3, Class AJ, 5.485s, 2046			464,000	465,870

Morgan Stanley Capital I Trust
Ser. 06-HQ9, Class C, 5.842s, 2044			1,320,000	1,368,841
FRB Ser. 06-HQ8, Class D, 5.676s, 2044			513,000	493,660
Ser. 07-HQ11, Class C, 5.558s, 2044			700,000	696,157
Ser. 06-HQ10, Class AJ, 5.389s, 2041			545,000	549,720
Ser. 04-IQ8, Class C, 5.3s, 2040			231,676	229,813

Morgan Stanley Capital I Trust 144A FRB Ser. 04-RR, Class F7, 6s, 2039			915,797	869,724

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246s, 2043			1,140,328	1,140,886

STRIPS 144A Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)			158,000	31,600

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038			467,018	116,755

UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C3, Class D, 5.123s, 2049			332,000	325,264

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.2s, 2045			2,423,000	2,455,396
FRB Ser. 06-C25, Class AJ, 5.896s, 2043			735,000	744,188
FRB Ser. 05-C20, Class B, 5.409s, 2042			1,922,000	1,973,595
Ser. 07-C34, IO, 0.465s, 2046			11,991,243	97,489

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 03-C8, Class H, 5.938s, 2035			820,231	760,460

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 12-LC5, Class E, 4.937s, 2045			479,000	422,143

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.823s, 2044			319,000	339,585
FRB Ser. 12-C8, Class E, 5.039s, 2045			700,000	703,063
FRB Ser. 12-C7, Class E, 5.001s, 2045			441,000	441,689
FRB Ser. 12-C6, Class E, 5s, 2045			525,000	490,439
FRB Ser. 11-C4, Class F, 5s, 2044			1,270,000	1,196,311
FRB Ser. 12-C7, Class F, 4 1/2s, 2045			2,626,000	2,183,782
Ser. 14-C19, Class D, 4.234s, 2047			437,000	400,811

				54,010,509
Residential mortgage-backed securities (non-agency) (9.5%)

Barclays Capital, LLC Trust
Ser. 13-RR1, Class 9A4, 7.716s, 2036			310,000	314,340
FRB Ser. 12-RR10, Class 9A2, 2.664s, 2035			1,270,000	1,187,577

Barclays Capital, LLC Trust 144A
FRB Ser. 12-RR2, Class 5A12, 6.377s, 2036			800,000	765,200
FRB Ser. 12-RR12, Class 4A7, 2.768s, 2036			520,000	483,600
FRB Ser. 09-RR11, Class 2A2, 2.41s, 2035			1,060,000	964,600
FRB Ser. 14-RR2, Class 3A2, 1.078s, 2046			510,000	344,888
FRB Ser. 13-RR8, Class 2A2, 0.305s, 2036			501,701	424,564

Bear Stearns Adjustable Rate Mortgage Trust FRB Ser. 05-12, Class 12A1, 2.582s, 2036			687,444	609,166

Bear Stearns Asset Backed Securities, Inc. FRB Ser. 04-FR3, Class M6, 5.03s, 2034			34,783	5,499

Citigroup Mortgage Loan Trust, Inc. 144A
FRB Ser. 41891, Class 7A2, 2.582s, 2036			700,000	665,210
FRB Ser. 12-4, Class 3A2, 2.53s, 2036			714,162	621,321
FRB Ser. 11-12, Class 2A2, 0.525s, 2035			1,160,000	1,015,000

Countrywide Alternative Loan Trust
Ser. 06-26CB, Class A8, 6 1/4s, 2036			392,118	337,221
Ser. 05-38, Class A1, 1.615s, 2035			445,434	405,345
FRB Ser. 05-76, Class 2A1, 1.117s, 2036			493,186	438,294
FRB Ser. 05-38, Class A3, 0.505s, 2035			1,253,154	1,090,244
FRB Ser. 05-59, Class 1A1, 0.486s, 2035			906,862	739,093
FRB Ser. 05-51, Class 1A1, 0.474s, 2035			925,439	777,924
FRB Ser. 07-OA10, Class 2A1, 0.405s, 2047			424,875	354,771

Countrywide Home Loans FRB Ser. 06-OA5, Class 1A1, 0.355s, 2046			429,877	358,432

Credit Suisse First Boston Mortgage Securities Corp. FRB Ser. 03-AR30, Class CB1, 2.484s, 2034			417,958	379,098

Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 3.07s, 2043 (United Kingdom)		GBP	328,968	550,905
FRB Ser. 03-2, Class 2C1, 2.852s, 2043 (United Kingdom)		EUR	880,000	1,139,272

Green Tree Home Improvement Loan Trust Ser. 95-F, Class B2, 7.1s, 2021			$2,173	2,169

Morgan Stanley Resecuritization Trust 144A Ser. 13-R7, Class 9B, 5 1/2s, 2046			825,000	817,575

MortgageIT Trust
FRB Ser. 05-3, Class M2, 0.685s, 2035			391,645	343,081
FRB Ser. 05-3, Class M1, 5/8s, 2035			386,129	345,586
FRB Ser. 05-3, Class A2, 0.505s, 2035			551,613	493,694

Opteum Mortgage Acceptance Corp. FRB Ser. 05-4, Class 1A2, 0.545s, 2035			417,430	382,992

Residential Accredit Loans, Inc.
FRB Ser. 06-QO7, Class 2A1, 0.967s, 2046(F)			1,816,664	1,280,748
FRB Ser. 06-QO7, Class 1A1, 0.917s, 2046			418,595	284,644
FRB Ser. 06-QO5, Class 2A1, 0.345s, 2046			1,090,015	842,037

WAMU Mortgage Pass-Through Certificates
FRB Ser. 06-AR1, Class 2A1B, 1.187s, 2046			1,939,517	1,755,263
FRB Ser. 06-AR3, Class A1B, 1.117s, 2046			1,125,075	920,311
FRB Ser. 05-AR19, Class A1C3, 0.655s, 2045			2,207,129	1,994,803
FRB Ser. 05-AR8, Class 2AC2, 0.615s, 2045			1,352,478	1,218,583
FRB Ser. 05-AR11, Class A1B2, 0.605s, 2045			801,935	715,727
FRB Ser. 05-AR13, Class A1B2, 0.585s, 2045			1,014,402	916,513
FRB Ser. 05-AR17, Class A1B2, 0.565s, 2045			846,258	745,807
FRB Ser. 05-AR19, Class A1C4, 0.555s, 2045			746,039	675,166
FRB Ser. 05-AR11, Class A1B3, 0.555s, 2045			1,535,592	1,370,456
FRB Ser. 05-AR8, Class 2AC3, 0.545s, 2045			482,199	432,774
FRB Ser. 05-AR6, Class 2A1C, 0.495s, 2045			620,947	557,300

Wells Fargo Mortgage Loan Trust FRB Ser. 12-RR2, Class 1A2, 0.315s, 2047			1,000,000	760,000

				30,826,793

Total mortgage-backed securities (cost $133,425,400)				$145,603,695

CORPORATE BONDS AND NOTES (30.9%)(a)
			Principal amount	Value

Basic materials (2.3%)

Alcoa, Inc. sr. unsec. unsub. notes 5.4s, 2021			$35,000	$37,064

Alcoa, Inc. sr. unsec. unsub. notes 5 1/8s, 2024			50,000	50,065

ArcelorMittal SA sr. unsec. bonds 10.35s, 2019 (France)			355,000	433,100

ArcelorMittal SA sr. unsec. unsub. notes 7 1/2s, 2039 (France)			90,000	92,700

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			211,000	221,550

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			135,000	131,456

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			265,000	282,225

Cemex Finance, LLC 144A company guaranty sr. notes 6s, 2024 (Mexico)			500,000	498,600

Cemex SAB de CV 144A company guaranty sr. notes 6 1/2s, 2019 (Mexico)			205,000	211,663

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			145,000	138,475

CPG Merger Sub, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2021			15,000	15,225

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)			51,000	51,701

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)			214,000	221,223

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			264,000	273,900

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020			158,000	182,095

Hexion U.S. Finance Corp. company guaranty sr. notes 6 5/8s, 2020			172,000	172,860

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			238,000	242,463

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			85,000	90,525

HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			170,000	181,050

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			387,000	417,960

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			260,000	256,100

Ineos Finance PLC 144A company guaranty sr. notes 7 1/2s, 2020 (United Kingdom)			70,000	74,725

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			330,000	368,775

JMC Steel Group, Inc. 144A sr. unsecured notes 8 1/4s, 2018			49,000	49,490

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			256,000	272,640

Momentive Performance Materials, Inc. company guaranty sr. notes 8 7/8s, 2020			100,000	89,750

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			134,000	135,340

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			155,000	165,656

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)			215,000	224,138

PQ Corp. 144A sr. notes 8 3/4s, 2018			170,000	180,413

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			128,000	134,400

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017			192,000	202,560

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			35,000	37,319

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			170,000	166,175

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsub. notes 7 1/2s, 2025 (Ireland)			54,000	61,560

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			40,000	42,250

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			25,000	25,188

Steel Dynamics, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/2s, 2024			50,000	50,250

Steel Dynamics, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2021			30,000	30,450

Taminco Global Chemical Corp. 144A sr. notes 9 3/4s, 2020 (Belgium)			134,000	147,568

TMS International Corp. 144A company guaranty sr. unsec. notes 7 5/8s, 2021			40,000	42,200

TPC Group, Inc. 144A company guaranty sr. notes 8 3/4s, 2020			180,000	191,250

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			130,000	132,925

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. bonds 6s, 2023			70,000	67,725

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			163,000	167,075

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 1/8s, 2021			105,000	106,706

				7,368,528
Capital goods (1.4%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			470,000	489,975

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			508,000	571,500

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			120,000	116,400

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024			60,000	57,450

Berry Plastics Corp. company guaranty notes 5 1/2s, 2022			105,000	101,063

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021			33,000	36,548

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			247,000	273,244

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4 1/2s, 2023			200,000	189,000

Exide Technologies sr. notes 8 5/8s, 2018 (In default)(NON)			7,000	1,750

Gates Global LLC/Gates Global Co. 144A sr. unsec. notes 6s, 2022			85,000	80,750

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			248,000	255,440

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			127,000	118,745

Oshkosh Corp. company guaranty sr. unsec. notes 5 3/8s, 2022			329,000	330,645

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018			207,000	219,420

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020			210,000	213,675

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9 7/8s, 2019			200,000	215,250

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9s, 2019			110,000	114,538

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8 1/4s, 2021 (New Zealand)			265,000	280,238

Schaeffler Holding Finance BV 144A notes 6 7/8s, 2018 (Netherlands)(PIK)		EUR	110,000	145,395

Terex Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			$55,000	57,613

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			270,000	280,800

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021			50,000	53,375

TransDigm, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2020			240,000	232,800

TransDigm, Inc. 144A sr. unsec. sub. notes 6 1/2s, 2024			40,000	39,850

Zebra Technologies Corp. 144A sr. unsec. unsub. notes 7 1/4s, 2022			85,000	85,000

				4,560,464
Communication services (3.9%)

Altice SA 144A company guaranty sr. notes 7 3/4s, 2022 (Luxembourg)			200,000	203,500

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			66,000	72,600

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			13,000	14,089

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			662,000	690,135

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			125,000	122,188

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. bonds 5 1/8s, 2023			85,000	81,600

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			100,000	103,875

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023			175,000	187,688

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			50,000	51,575

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)			257,000	254,751

Crown Castle International Corp. sr. unsec. unsub. notes 4 7/8s, 2022(R)			90,000	87,300

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			200,000	213,000

CSC Holdings, LLC 144A sr. unsec. notes 5 1/4s, 2024			130,000	124,800

Digicel Group, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Jamaica)			200,000	206,020

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			343,000	349,448

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			340,000	365,500

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			169,000	188,435

Frontier Communications Corp. sr. unsec. notes 6 7/8s, 2025			20,000	19,750

Frontier Communications Corp. sr. unsec. notes 6 1/4s, 2021			20,000	19,800

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			60,000	62,250

Inmarsat Finance PLC 144A company guaranty sr. unsec. notes 4 7/8s, 2022 (United Kingdom)			100,000	97,750

Intelsat Jackson Holdings SA company guaranty sr. unsec. bonds 6 5/8s, 2022 (Bermuda)			105,000	106,050

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			189,000	201,758

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 8 1/8s, 2023 (Luxembourg)			154,000	160,545

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)			599,000	610,231

Level 3 Escrow II, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			130,000	128,050

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			184,000	199,180

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			50,000	53,250

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 7s, 2020			26,000	27,398

Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			65,000	66,950

NII International Telecom SCA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg) (In default)(NON)			75,000	50,063

Numericable Group SA 144A sr. bonds 5 5/8s, 2024 (France)		EUR	100,000	130,252

Numericable Group SA 144A sr. notes 6s, 2022 (France)			$600,000	604,500

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			221,000	219,343

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			185,000	212,082

SBA Communications Corp. 144A sr. unsec. notes 4 7/8s, 2022			140,000	134,400

SBA Telecommunications, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2020			70,000	71,225

Sprint Capital Corp. company guaranty 6 7/8s, 2028			182,000	173,810

Sprint Communications, Inc. sr. unsec. unsub. notes 8 3/8s, 2017			270,000	301,725

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018			531,000	613,305

Sprint Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2023			245,000	259,700

Sprint Corp. 144A company guaranty sr. unsec. notes 7 1/4s, 2021			175,000	182,219

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			297,000	302,940

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.464s, 2019			85,000	88,294

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2025			85,000	84,788

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			258,000	260,580

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			240,000	240,600

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023			60,000	59,925

Telenet Finance V Luxembourg SCA 144A sr. notes 6 3/4s, 2024 (Luxembourg)		EUR	365,000	517,303

Telenet Finance V Luxembourg SCA 144A sr. notes 6 1/4s, 2022 (Luxembourg)		EUR	110,000	150,003

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH sr. notes 7 1/2s, 2019 (Germany)		EUR	175,000	233,449

Unitymedia KabelBW GmbH company guaranty sr. notes Ser. REGS, 9 5/8s, 2019 (Germany)		EUR	400,000	534,230

UPC Holdings BV bonds 8 3/8s, 2020 (Netherlands)		EUR	421,000	574,566

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			$201,000	198,990

Virgin Media Finance PLC company guaranty sr. unsec. bonds 8 7/8s, 2019 (United Kingdom)		GBP	50,000	84,772

Virgin Media Secured Finance PLC 144A sr. notes 6s, 2021 (United Kingdom)		GBP	290,000	483,062

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			$349,000	376,920

Wind Acquisition Finance SA 144A sr. bonds 4s, 2020 (Luxembourg)		EUR	125,000	155,489

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			$149,000	158,685

Windstream Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2023			110,000	106,150

				12,632,836
Consumer cyclicals (4.7%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			165,000	160,050

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			115,000	126,644

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			115,000	115,863

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			173,000	189,435

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			231,000	231,289

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			62,000	55,490

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			250,000	259,375

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			100,000	102,310

Building Materials Corp. of America 144A company guaranty sr. notes 7 1/2s, 2020			140,000	145,950

Building Materials Corp. of America 144A sr. unsec. notes 6 3/4s, 2021			150,000	157,125

CBS Outdoor Americas Capital, LLC/CBS Outdoor Americas Capital Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2025(FWC)			95,000	95,475

CBS Outdoor Americas Capital, LLC/CBS Outdoor Americas Capital Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			203,000	203,508

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021			125,000	123,125

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			45,000	43,650

Ceridian, LLC 144A sr. notes 8 7/8s, 2019			27,000	29,801

Ceridian, LLC/Comdata, Inc. 144A company guaranty sr. unsec. unsub. notes 8 1/8s, 2017			81,000	81,101

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021			210,000	228,900

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			67,000	65,828

Cinemark USA, Inc. company guaranty sr. unsec. notes 4 7/8s, 2023			65,000	61,913

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			50,000	53,500

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			162,000	168,480

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			395,000	403,888

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			213,000	218,325

Dana Holding Corp. sr. unsec. unsub. notes 6s, 2023			83,000	85,698

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			250,000	262,500

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			241,000	250,941

FelCor Lodging LP company guaranty sr. notes 5 5/8s, 2023(R)			60,000	58,650

Gannett Co., Inc. company guaranty sr. unsec. bonds 5 1/8s, 2020			120,000	121,200

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 5 1/8s, 2019			3,000	3,030

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2021			45,000	43,538

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018			163,000	159,333

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 7/8s, 2020			180,000	183,544

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 3/8s, 2018			70,000	71,050

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			260,000	265,850

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	335,000	314,373

Griffey Intermediate, Inc./Griffey Finance Sub, LLC 144A sr. unsec. notes 7s, 2020			$86,000	63,425

Grupo Televisa SAB sr. unsec. notes 6s, 2018 (Mexico)			70,000	79,013

Grupo Televisa SAB sr. unsec. unsub. notes Ser. EMTN, 7 1/4s, 2043 (Mexico)		MXN	3,500,000	222,949

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021			$157,000	162,103

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			45,000	45,675

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2021			268,000	266,660

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2019			305,000	307,288

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020			165,000	175,313

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			475,000	495,188

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			95,000	88,350

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019			248,000	235,600

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			375,000	411,563

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022			105,000	109,463

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			70,000	72,100

Lamar Media Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			84,000	84,210

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			243,000	235,103

Masonite International Corp. 144A company guaranty sr. notes 8 1/4s, 2021			176,000	188,320

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			310,000	309,225

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			210,000	223,650

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020			168,000	168,000

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			250,000	263,125

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019			691,867	755,000

Neiman Marcus Group, Inc. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)			139,000	146,298

Neiman Marcus Group, Inc. 144A company guaranty sr. unsec. notes 8s, 2021			100,000	104,000

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028			125,000	124,375

Nexstar Broadcasting, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2020			110,000	112,750

Nielsen Co. Luxembourg S.a.r.l. (The) 144A company guaranty sr. unsec. notes 5 1/2s, 2021 (Luxembourg)			253,000	253,633

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			380,000	399,950

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			149,000	160,175

Penn National Gaming, Inc. sr. unsec. notes 5 7/8s, 2021			200,000	184,500

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			200,000	203,000

Petco Animal Supplies, Inc. 144A company guaranty sr. unsec. notes 9 1/4s, 2018			140,000	146,300

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023			183,000	180,255

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2022			35,000	35,088

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			54,000	57,510

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			229,000	246,748

Scientific Games Corp. company guaranty sr. unsec. sub. notes 8 1/8s, 2018			51,000	49,088

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2020			45,000	37,575

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 6 3/8s, 2021			87,000	88,958

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 5 3/8s, 2021			38,000	37,430

Sinclair Television Group, Inc. sr. unsec. notes 6 1/8s, 2022			32,000	32,560

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			45,000	43,313

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 6s, 2024			150,000	151,875

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5 7/8s, 2020			184,000	185,840

Sirius XM Radio, Inc. 144A sr. unsec. notes 5 1/4s, 2022			25,000	26,063

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			301,000	291,970

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2022			15,000	15,713

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			15,000	15,638

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2020			85,000	88,613

Standard Pacific Corp. company guaranty sr. unsec. notes 6 1/4s, 2021			140,000	142,625

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			45,000	42,975

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			70,000	67,375

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			300,000	292,500

Travelport, LLC/Travelport Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 13 7/8s, 2016(PIK)			198,176	198,176

TRW Automotive, Inc. 144A company guaranty sr. notes 7 1/4s, 2017			340,000	374,000

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			107,000	113,153

Univision Communications, Inc. 144A sr. notes 7 7/8s, 2020			4,000	4,285

Univision Communications, Inc. 144A sr. notes 6 7/8s, 2019			265,000	276,263

				15,032,625
Consumer staples (2.0%)

Ashtead Capital, Inc. 144A company guaranty notes 5 5/8s, 2024			200,000	201,500

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			250,000	265,000

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			195,000	193,538

BC ULC/New Red Finance, Inc. 144A notes 6s, 2022 (Canada)			340,000	338,300

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019			216,000	221,940

CEC Entertainment, Inc. 144A sr. unsec. notes 8s, 2022			85,000	79,475

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021			136,000	154,360

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			60,000	58,800

Constellation Brands, Inc. company guaranty sr. unsec. notes 3 3/4s, 2021			285,000	279,656

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			115,000	125,350

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			60,000	58,050

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			50,000	49,000

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			465,000	412,688

Enterprise Inns PLC sr. unsub. mtge. notes 6 1/2s, 2018 (United Kingdom)		GBP	303,000	527,474

ESAL GmbH 144A company guaranty sr. unsec. notes 6 1/4s, 2023 (Brazil)			$200,000	194,500

Hertz Corp. (The) company guaranty sr. unsec. notes 6 1/4s, 2022			91,000	92,138

Hertz Corp. (The) company guaranty sr. unsec. notes 5 7/8s, 2020			24,000	24,360

HJ Heinz Co. company guaranty notes 4 1/4s, 2020			353,000	350,794

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			83,000	88,395

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			460,000	483,000

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			60,000	61,800

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020			405,000	428,288

Prestige Brands, Inc. 144A sr. unsec. notes 5 3/8s, 2021			145,000	137,388

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 5 3/4s, 2021			290,000	284,200

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2020			300,000	327,000

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			75,000	80,250

Smithfield Foods, Inc. 144A sr. unsec. notes 5 7/8s, 2021			36,000	36,450

Smithfield Foods, Inc. 144A sr. unsec. notes 5 1/4s, 2018			35,000	35,000

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			55,000	59,538

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 3/4s, 2024			143,000	144,788

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			328,000	337,020

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			85,000	88,825

WhiteWave Foods Co. (The) company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			85,000	85,850

				6,304,715
Energy (6.2%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			182,000	192,010

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			165,000	175,725

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			305,000	312,625

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			165,000	96,938

Antero Resources Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2022			135,000	131,288

Antero Resources Finance Corp. company guaranty sr. unsec. notes 5 3/8s, 2021			150,000	149,250

Athlon Holdings LP/Athlon Finance Corp. company guaranty sr. unsec. notes 7 3/8s, 2021			247,000	268,613

Athlon Holdings LP/Athlon Finance Corp. 144A company guaranty sr. unsec. notes 6s, 2022			106,000	113,685

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024 (Canada)			110,000	105,600

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2021 (Canada)			111,000	108,225

California Resources Corp. 144A company guaranty sr. unsec. notes 6s, 2024(FWC)			124,000	127,410

California Resources Corp. 144A company guaranty sr. unsec. notes 5s, 2020(FWC)			100,000	101,500

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			195,000	208,650

Chesapeake Energy Corp. company guaranty sr. unsec. bonds 6 1/4s, 2017		EUR	55,000	75,454

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			$60,000	63,900

Chesapeake Energy Corp. company guaranty sr. unsec. notes 4 7/8s, 2022			95,000	95,475

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			300,000	318,750

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			207,000	214,245

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			116,000	119,480

Connacher Oil and Gas, Ltd. 144A notes 8 3/4s, 2018 (Canada)		CAD	295,000	203,085

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)			$59,000	44,988

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			164,000	171,380

CONSOL Energy, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2022			90,000	88,650

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			43,000	45,258

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2022			180,000	178,200

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			135,000	128,925

Exterran Partners LP/EXLP Finance Corp. 144A company guaranty sr. unsec. notes 6s, 2022			160,000	155,600

FTS International, Inc. 144A company guaranty sr. notes 6 1/4s, 2022			110,000	108,075

Gazprom OAO Via Gaz Capital SA sr. unsec. notes Ser. REGS, EMTN, 7.288s, 2037 (Russia)			335,000	353,371

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. notes 7.288s, 2037 (Russia)			240,000	253,200

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 9 1/4s, 2019 (Russia)			690,000	794,080

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			108,000	110,970

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2020			386,000	402,405

Gulfport Energy Corp. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			85,000	88,613

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			150,000	152,625

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			520,000	512,200

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			180,000	190,800

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2022			45,000	43,763

Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 5s, 2024			70,000	67,375

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			158,000	152,075

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			70,000	75,075

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			45,000	45,225

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			404,000	399,960

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			94,000	91,650

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2019			120,000	117,600

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/4s, 2019			315,000	307,519

Lone Pine Resources Canada, Ltd. escrow company guaranty sr. unsec. unsub. notes 10 3/8s, 2017 (Canada)(F)			104,000	6

Lukoil International Finance BV 144A company guaranty sr. unsec. unsub. bonds 6.656s, 2022 (Russia)			430,000	439,305

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			329,000	337,225

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (Canada)			141,000	142,234

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)			300,000	237,000

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			100,000	106,875

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			110,000	116,325

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			155,000	163,525

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			250,000	232,500

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			113,000	99,581

Paragon Offshore PLC 144A company guaranty sr. unsec. notes 6 3/4s, 2022			85,000	71,825

Paragon Offshore PLC 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2024			284,000	239,980

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			194,000	205,640

Pertamina Persero PT 144A sr. unsec. notes 4 7/8s, 2022 (Indonesia)			200,000	200,200

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.3s, 2023 (Indonesia)			285,000	270,038

Petrobras International Finance Co. company guaranty sr. unsec. notes 6 7/8s, 2040 (Brazil)			202,000	209,018

Petroleos de Venezuela SA company guaranty sr. unsec. notes 5 1/4s, 2017 (Venezuela)			3,220,000	2,225,825

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5 3/8s, 2027 (Venezuela)			1,065,000	528,240

Petroleos de Venezuela SA sr. unsec. sub. bonds 5s, 2015 (Venezuela)			1,105,000	950,300

Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)			1,180,000	929,250

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6s, 2026 (Venezuela)			760,000	395,200

Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 6 5/8s, 2035 (Mexico)			380,000	440,990

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022			104,000	115,180

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			210,000	221,025

Range Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2022			54,000	55,215

Rose Rock Midstream LP/Rose Rock Finance Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2022			60,000	59,400

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			130,000	127,725

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 5/8s, 2021			119,000	116,025

Sabine Pass Liquefaction, LLC 144A sr. notes 6 1/4s, 2022			100,000	105,250

Sabine Pass Liquefaction, LLC 144A sr. notes 5 3/4s, 2024			100,000	101,750

Sabine Pass Liquefaction, LLC 144A sr. notes 5 5/8s, 2023			100,000	101,000

Sabine Pass LNG LP company guaranty sr. notes 6 1/2s, 2020			95,000	97,850

Samson Investment Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			535,000	485,513

Seven Generations Energy, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)			170,000	183,651

Seventy Seven Energy, Inc. 144A sr. unsec. notes 6 1/2s, 2022			20,000	19,650

Shelf Drilling Holdings, Ltd. 144A sr. notes 8 5/8s, 2018			194,000	203,700

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			87,000	90,263

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			130,000	136,500

Tervita Corp. 144A company guaranty sr. notes 9s, 2018 (Canada)		CAD	60,000	53,441

Tervita Corp. 144A sr. notes 8s, 2018 (Canada)			$60,000	60,450

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)			45,000	45,000

Triangle USA Petroleum Corp. 144A sr. unsec. notes 6 3/4s, 2022			30,000	29,288

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			220,000	221,650

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			210,000	222,075

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017			313,000	325,520

				19,979,693
Financials (5.0%)

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2031			107,000	133,483

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2058			72,000	97,020

Baggot Securities, Ltd. 144A jr. sub. notes 10.24s, perpetual maturity (Ireland)		EUR	450,000	600,969

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2023 (Brazil)			$240,000	243,600

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)			1,055,000	1,071,625

BBVA International Preferred SAU company guaranty jr. unsec. sub. FRB bonds 5.919s, perpetual maturity (Spain)			39,000	39,731

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			82,000	86,215

CBRE Services, Inc. company guaranty sr. unsec. notes 5 1/4s, 2025			75,000	74,531

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			99,000	98,000

CIT Group, Inc. sr. unsec. notes 5s, 2023			125,000	123,750

CIT Group, Inc. sr. unsec. notes 5s, 2022			325,000	325,813

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			175,000	180,688

CIT Group, Inc. sr. unsec. unsub. notes 3 7/8s, 2019			70,000	68,775

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			215,000	224,944

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			118,000	89,090

Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			85,000	86,488

DFC Finance Corp. 144A company guaranty sr. notes 10 1/2s, 2020			160,000	155,200

Dresdner Funding Trust I jr. unsec. sub. notes 8.151s, 2031			250,000	295,000

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			332,000	348,600

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRB bonds 6.15s, 2066			110,000	96,800

Hockey Merger Sub 2, Inc. 144A sr. unsec. notes 7 7/8s, 2021			220,000	225,225

HSBC Capital Funding LP/Jersey bank guaranty jr. unsec. sub. FRB bonds 5.13s, perpetual maturity (Jersey)		EUR	208,000	274,636

Hub Holdings LLC/Hub Holdings Finance, Inc. 144A sr. unsec. notes 8 1/8s, 2019(PIK)			$30,000	29,325

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6s, 2020			365,000	375,038

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2022			195,000	195,000

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			145,000	153,338

iStar Financial, Inc. sr. unsec. notes 5s, 2019(R)			10,000	9,625

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN notes 6.657s, perpetual maturity (United Kingdom)			125,000	135,000

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			102,000	109,140

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			265,000	282,225

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2020			100,000	101,000

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			270,000	257,175

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022			15,000	15,938

NRG Yield Operating LLC 144A company guaranty sr. unsec. notes 5 3/8s, 2024			85,000	85,425

Ocwen Financial Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2019			131,000	126,415

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			165,000	174,900

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			60,000	58,500

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			245,000	241,938

Royal Bank of Scotland Group PLC jr. sub. unsec. FRN notes Ser. U, 7.64s, perpetual maturity (United Kingdom)			300,000	318,000

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB bonds 7.092s, perpetual maturity (United Kingdom)		EUR	400,000	534,270

Royal Bank of Scotland Group PLC unsec. sub. notes 5 1/8s, 2024 (United Kingdom)			$105,000	103,169

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr. unsec. notes 7 3/4s, 2018 (Russia)			900,000	940,590

Sberbank of Russia Via SB Capital SA 144A sr. notes 6 1/8s, 2022 (Russia)			250,000	249,768

Societe Generale SA 144A jr. unsec. sub. FRB bonds 7 7/8s, perpetual maturity (France)			200,000	201,000

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes Ser. MTN, 6.9s, 2017			345,000	366,563

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020			230,000	233,450

State Bank of India/London 144A sr. unsec. notes 4 1/2s, 2015 (India)			215,000	220,444

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018			25,000	24,875

UBS AG/Jersey Branch jr. unsec. sub. FRN notes Ser. EMTN, 7.152s, perpetual maturity (Jersey)		EUR	200,000	285,917

Ukreximbank Via Biz Finance PLC sr. unsec. unsub. bonds 8 3/8s, 2015 (United Kingdom)			$250,000	208,125

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021			299,000	297,505

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.8s, 2025 (Russia)			255,000	248,625

VTB Bank OJSC 144A jr. unsec. sub. FRN notes 9 1/2s, perpetual maturity (Russia)			1,000,000	935,000

VTB Bank OJSC Via VTB Capital SA sr. unsec. notes Ser. 6, 6 1/4s, 2035 (Russia)			400,000	405,908

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,648,000	1,671,270

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 1/4s, 2035 (Russia)			1,498,000	1,520,125

Walter Investment Management Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2021			140,000	137,900

Weyerhaeuser Real Estate Co. 144A sr. unsec. unsub. notes 5 7/8s, 2024			105,000	104,475

				16,297,144
Health care (2.4%)

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 6 1/8s, 2021			225,000	231,750

Acadia Healthcare Co., Inc. company guaranty sr. unsec. unsub. notes 5 1/8s, 2022			85,000	82,875

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. company guaranty sr. unsec. notes 7 3/4s, 2019			193,000	202,168

Bayer AG jr. unsec. sub. bonds FRB 5s, 2105 (Germany)		EUR	156,000	202,214

Capsugel SA 144A sr. unsec. notes 7s, 2019 (Luxembourg)(PIK)			$50,000	49,875

Catamaran Corp. company guaranty sr. unsec. bonds 4 3/4s, 2021			181,000	174,099

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022			90,000	90,225

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			42,000	43,155

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8s, 2019			100,000	106,770

CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5 1/8s, 2021			30,000	29,925

CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. notes 6 7/8s, 2022			40,000	41,600

ConvaTec Finance International SA 144A sr. unsec. notes 8 1/4s, 2019 (Luxembourg)(PIK)			200,000	203,500

ConvaTec Healthcare D Sarl 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	100,000	131,994

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022			$245,000	223,256

DaVita HealthCare Partners, Inc. company guaranty sr. unsec. notes 5 1/8s, 2024			175,000	171,938

Endo Finance, LLC 144A company guaranty sr. unsec. notes 5 3/4s, 2022			80,000	79,000

Endo Finance, LLC & Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2023			125,000	119,375

Envision Healthcare Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2022			70,000	68,950

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			205,000	215,804

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015			225,000	237,938

HCA, Inc. company guaranty sr. notes 3 3/4s, 2019			100,000	98,250

HCA, Inc. sr. notes 6 1/2s, 2020			696,000	760,380

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			74,000	83,435

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			420,000	452,550

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			202,000	211,595

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020			112,000	114,800

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)			140,000	141,400

Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			180,000	193,050

JLL/Delta Dutch Newco BV 144A sr. unsec. notes 7 1/2s, 2022 (Netherlands)			244,000	246,410

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			242,000	262,570

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			152,000	161,500

Omega Healthcare Investors, Inc. 144A sr. unsec. notes 4.95s, 2024(R)			135,000	137,363

Par Pharmaceutical Cos., Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			271,000	282,518

Salix Pharmaceuticals, Ltd. 144A company guaranty sr. unsec. notes 6s, 2021			60,000	64,950

Service Corp. International sr. unsec. unsub. notes 5 3/8s, 2022			170,000	171,700

Service Corp. International 144A sr. unsec. unsub. notes 5 3/8s, 2024			239,000	239,598

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			215,000	225,213

Teleflex, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2024			50,000	49,000

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			60,000	58,500

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021			158,000	151,285

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			342,000	361,665

Tenet Healthcare Corp. company guaranty sr. notes 6s, 2020			164,000	173,430

Tenet Healthcare Corp. company guaranty sr. notes 4 3/4s, 2020			35,000	34,738

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 7s, 2020			40,000	41,800

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			100,000	103,250

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020			160,000	164,400

WellCare Health Plans, Inc. sr. unsec. notes 5 3/4s, 2020			195,000	198,413

				7,890,174
Technology (0.8%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			85,000	88,188

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			148,000	129,500

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			463,000	449,110

Epicor Software Corp. company guaranty sr. unsec. notes 8 5/8s, 2019			35,000	37,013

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			79,000	94,603

First Data Corp. company guaranty sr. unsec. notes 11 1/4s, 2021			78,000	88,823

First Data Corp. company guaranty sr. unsec. sub. notes 11 3/4s, 2021			160,000	185,200

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			354,000	375,240

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022			115,000	116,725

Infor US, Inc. company guaranty sr. unsec. notes 9 3/8s, 2019			70,000	75,600

Iron Mountain, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023(R)			210,000	215,250

Micron Technology, Inc. 144A sr. unsec. notes 5 7/8s, 2022			164,000	169,740

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			230,000	229,425

SunGard Data Systems, Inc. company guaranty sr. unsec. sub. notes 6 5/8s, 2019			145,000	145,000

Techem Energy Metering Service GmbH 144A sr. sub. bonds 7 7/8s, 2020 (Germany)		EUR	230,000	318,770

				2,718,187
Transportation (0.3%)

Aguila 3 SA company guaranty sr. notes Ser. REGS, 7 7/8s, 2018 (Luxembourg)		CHF	338,000	359,656

Air Medical Group Holdings, Inc. company guaranty sr. notes 9 1/4s, 2018			$221,000	230,945

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)			283,500	301,928

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			175,000	175,875

				1,068,404
Utilities and power (1.9%)

AES Corp./Virginia (The) sr. unsec. unsub. notes 8s, 2017			720,000	808,200

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021			180,000	201,600

AES Corp./Virginia (The) sr. unsec. unsub. notes 4 7/8s, 2023			85,000	80,856

Calpine Corp. sr. unsec. notes 5 3/4s, 2025			335,000	325,369

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			50,000	52,750

Calpine Corp. 144A company guaranty sr. notes 5 7/8s, 2024			40,000	41,600

Colorado Interstate Gas Co., LLC sr. unsec. debs. 6.85s, 2037			290,000	346,142

Dynegy Holdings, LLC escrow bonds 7 3/4s, 2019			555,000	694

El Paso Natural Gas Co., LLC sr. unsec. debs. 8 5/8s, 2022			345,000	444,221

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022 (In default)(NON)			170,000	200,813

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			201,000	223,613

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019			116,000	120,060

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			70,000	74,025

EP Energy, LLC/Everest Acquisition Finance, Inc. sr. unsec. notes 9 3/8s, 2020			345,000	376,050

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023			80,000	79,534

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			261,000	271,440

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			65,000	67,600

Kinder Morgan, Inc./DE 144A sr. notes 5s, 2021			45,000	46,913

Majapahit Holding BV 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Indonesia)			845,000	982,794

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			400,000	430,000

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			175,000	182,000

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			155,000	156,938

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5s, 2022			85,000	83,725

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			120,000	116,100

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022			199,000	198,005

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. 144A company guaranty sr. notes 11 1/2s, 2020 (In default)(NON)			119,000	99,663

Vattenfall AB jr. unsec. sub. FRB bonds 5 1/4s, perpetual maturity (Sweden)		EUR	156,000	202,531

				6,213,236

Total corporate bonds and notes (cost $99,821,314)				$100,066,006

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (18.6%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.1%)

Government National Mortgage Association Pass-Through Certificates 6 1/2s, November 20, 2038			$358,308	$404,392

				404,392
U.S. Government Agency Mortgage Obligations (18.5%)

Federal National Mortgage Association Pass-Through Certificates
5 1/2s, TBA, October 1, 2044			3,000,000	3,341,719
5s, February 1, 2037			42,026	46,434
4 1/2s, with due dates from January 1, 2044 to February 1, 2044			587,117	641,952
4 1/2s, TBA, October 1, 2044			21,000,000	22,658,672
4s, January 1, 2043			973,066	1,032,020
4s, TBA, October 1, 2044			23,000,000	24,238,046
3s, TBA, October 1, 2044			8,000,000	7,884,375

				59,843,218

Total U.S. government and agency mortgage obligations (cost $60,244,696)				$60,247,610

U.S. TREASURY OBLIGATIONS (—%)(a)
			Principal amount	Value

U.S. Treasury Notes 1.750%, October 31, 2020(i)			$73,000	$72,161

Total U.S. treasury obligations (cost $72,161)				$72,161

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (10.9%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 8.28s, 2033 (Argentina) (In default)(NON)			$672,978	$561,937

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			2,270,000	2,020,300

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			4,315,000	4,012,950

Argentina (Republic of) sr. unsec. unsub. notes Ser. 1, 8 3/4s, 2017 (Argentina) (In default)(NON)			150,000	131,250

Argentina (Republic of) sr. unsec. unsub. notes Ser. LOC, 8.28s, 2033 (Argentina)			1,097,796	871,101

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033 (Argentina) (In default)(NON)			1,643,189	1,409,034

Brazil (Federal Republic of) unsec. notes 10s, 2017 (units) (Brazil)		BRL	1,350	540,619

Chile (Republic of) notes 5 1/2s, 2020 (Chile)		CLP	235,500,000	415,319

Costa Rica (Republic of) 144A unsec. notes 7s, 2044 (Costa Rica)			$200,000	201,000

Croatia (Republic of) 144A sr. unsec. bonds 6s, 2024 (Croatia)			400,000	426,000

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021 (Croatia)			360,000	390,600

Financing of Infrastructural Projects State Enterprise 144A govt. guaranty sr. unsec. notes 8 3/8s, 2017 (Ukraine)			275,000	221,430

Gabon (Republic of) 144A unsec. bonds 6 3/8s, 2024 (Gabon)			400,000	425,500

Ghana (Republic of) 144A unsec. notes 8 1/2s, 2017 (Ghana)			274,000	295,254

Ghana (Republic of) 144A unsec. notes 7 7/8s, 2023 (Ghana)			947,185	949,553

Hellenic (Republic of) sr. unsec. bonds 4 3/4s, 2019 (Greece)		EUR	2,032,000	2,543,125

Hellenic (Republic of) sr. unsec. notes 3 3/8s, 2017 (Greece)		EUR	1,567,000	1,941,293

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2038 (Greece)(STP)		EUR	527,543	406,898

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2037 (Greece)(STP)		EUR	50,102	38,866

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2036 (Greece)(STP)		EUR	373,051	291,723

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2035 (Greece)(STP)		EUR	396,222	312,320

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2034 (Greece)(STP)		EUR	204,967	163,915

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2033 (Greece)(STP)		EUR	171,524	138,450

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2032 (Greece)(STP)		EUR	246,577	201,053

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2031 (Greece)(STP)		EUR	84,480	69,642

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2030 (Greece)(STP)		EUR	1,075,053	902,248

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2029 (Greece)(STP)		EUR	127,387	108,985

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2028 (Greece)(STP)		EUR	897,533	782,012

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2027 (Greece)(STP)		EUR	232,920	207,710

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2026 (Greece)(STP)		EUR	1,019,402	932,834

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2025 (Greece)(STP)		EUR	2,594,753	2,457,323

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2024 (Greece)(STP)		EUR	197,427	194,187

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2023 (Greece)(STP)		EUR	1,033,192	1,041,513

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6 5/8s, 2037 (Indonesia)			$575,000	648,042

International Bank for Reconstruction & Development sr. disc. unsec. unsub. notes Ser. GDIF, 5 1/4s, 2014 (Supra-Nation)		RUB	13,350,000	335,453

Iraq (Republic of) 144A bonds 5.8s, 2028 (Iraq)			$695,000	622,894

Kenya (Republic of) 144A sr. unsec. notes 6 7/8s, 2024 (Kenya)			200,000	212,750

Russia (Federation of) 144A sr. unsec. notes 4 1/2s, 2022 (Russia)			235,000	228,714

Russia (Federation of) 144A sr. unsec. unsub. bonds 7 1/2s, 2030 (Russia)			1,271,732	1,425,929

Russia (Federation of) 144A unsec. notes 3 1/4s, 2017 (Russia)			200,000	201,174

Serbia (Republic of) 144A sr. unsec. bonds 4 7/8s, 2020 (Serbia)			150,000	148,875

Serbia (Republic of) 144A sr. unsec. unsub. bonds 6 3/4s, 2024 (Serbia)			86,510	87,250

Sri Lanka (Republic of) 144A notes 7.4s, 2015 (Sri Lanka)			240,000	243,437

Turkey (Republic of) sr. unsec. notes 7 1/2s, 2017 (Turkey)			1,230,000	1,377,871

Turkey (Republic of) unsec. bonds 6s, 2041 (Turkey)			975,000	1,018,622

Ukraine (Government of) 144A sr. unsec. notes 9 1/4s, 2017 (Ukraine)			1,805,000	1,586,144

United Mexican States sr. unsec. notes 5 3/4s, 2110 (Mexico)			220,000	227,150

Venezuela (Bolivarian Republic of) sr. unsec. bonds 7s, 2038 (Venezuela)			265,000	157,675

Venezuela (Bolivarian Republic of) 144A sr. unsec. unsub. bonds 13 5/8s, 2018 (Venezuela)			1,215,000	1,158,065

Total foreign government and agency bonds and notes (cost $34,557,941)				$35,285,989

SENIOR LOANS (2.0%)(a)(c)
			Principal amount	Value

Basic materials (0.1%)

Atkore International, Inc. bank term loan FRN 4 1/2s, 2021			$104,738	$103,865

WR Grace & Co. bank term loan FRN 3s, 2021			113,639	112,560

WR Grace & Co. bank term loan FRN Ser. DD, 1s, 2021(U)			40,789	40,402

				256,827
Communication services (0.1%)

Asurion, LLC bank term loan FRN 8 1/2s, 2021			148,000	149,542

Asurion, LLC bank term loan FRN Ser. B1, 5s, 2019			165,035	164,072

Level 3 Financing, Inc. bank term loan FRN Ser. B1, 4s, 2020			80,000	78,500

				392,114
Consumer cyclicals (0.8%)

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 6.948s, 2017			994,505	904,289

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 9 3/4s, 2017			69,825	66,050

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021			264,338	250,063

CCM Merger, Inc. bank term loan FRN Ser. B, 4 1/2s, 2021			137,143	135,600

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019			227,684	207,762

iHeartCommunications, Inc. bank term loan FRN Ser. D, 6.907s, 2019			319,000	303,698

JC Penney Corp., Inc. bank term loan FRN 5s, 2019			100,000	99,083

Navistar, Inc. bank term loan FRN Ser. B, 5 3/4s, 2017			65,367	65,667

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020			256,513	251,775

ROC Finance, LLC bank term loan FRN 5s, 2019			133,985	128,458

Univision Communications, Inc. bank term loan FRN 4s, 2020			179,098	175,479

Visteon Corp. bank term loan FRN Ser. DD, 3 1/2s, 2021			99,750	98,036

				2,685,960
Consumer staples (0.2%)

CEC Entertainment, Inc. bank term loan FRN Ser. B, 4 1/4s, 2021			148,255	143,499

H.J. Heinz Co. bank term loan FRN Ser. B2, 3 1/2s, 2020			177,750	175,395

Libbey Glass, Inc. bank term loan FRN Ser. B, 3 3/4s, 2021			89,775	88,989

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4s, 2019			173,775	171,331

				579,214
Health care (0.3%)

Ardent Medical Services, Inc. bank term loan FRN 6 3/4s, 2018			155,301	155,398

CHS/Community Health Systems, Inc. bank term loan FRN Ser. D, 4 1/4s, 2021			143,913	143,391

Emergency Medical Services Corp. bank term loan FRN Ser. B, 4s, 2018			94,908	93,888

Grifols Worldwide Operations USA, Inc. bank term loan FRN 3.157s, 2021			233,825	229,376

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, 4 3/4s, 2021			79,800	78,803

Par Pharmaceutical Cos., Inc. bank term loan FRN Ser. B, 4s, 2019			89,862	88,093

Patheon, Inc. bank term loan FRN Ser. B, 4 1/4s, 2021 (Canada)			125,000	122,210

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. E, 3 3/4s, 2020			119,410	117,875

				1,029,034
Technology (0.3%)

Avaya, Inc. bank term loan FRN Ser. B3, 4.654s, 2017			104,385	99,275

Avaya, Inc. bank term loan FRN Ser. B6, 6 1/2s, 2018			213,118	210,887

Dell, Inc. bank term loan FRN Ser. B, 4 1/2s, 2020			184,073	182,531

First Data Corp. bank term loan FRN 4.155s, 2021			12,896	12,699

First Data Corp. bank term loan FRN Ser. B, 3.655s, 2018			121,183	118,709

Freescale Semiconductor, Inc. bank term loan FRN Ser. B5, 5s, 2021			321,750	320,409

				944,510
Transportation (0.1%)

Air Medical Group Holdings, Inc. bank term loan FRN 7 5/8s, 2018(PIK)			250,000	248,750

				248,750
Utilities and power (0.1%)

Energy Future Intermediate Holding Co., LLC bank term loan FRN 4 1/4s, 2016			75,000	74,500

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.65s, 2017			499,637	369,731

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.65s, 2017			5,128	3,795

				448,026

Total senior loans (cost $6,779,856)				$6,584,435

PURCHASED SWAP OPTIONS OUTSTANDING (0.3%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

2.7395/3 month USD-LIBOR-BBA/Nov-24	Nov-14/2.7395		$21,122,000	$219,668

2.7175/3 month USD-LIBOR-BBA/Nov-24	Nov-14/2.7175		21,122,000	196,012

(2.78)/3 month USD-LIBOR-BBA/Oct-24	Oct-14/2.78		30,326,000	92,798

(2.78)/3 month USD-LIBOR-BBA/Oct-24	Oct-14/2.78		30,326,000	88,249

2.54/3 month USD-LIBOR-BBA/Oct-24	Oct-14/2.54		30,326,000	58,529

2.54/3 month USD-LIBOR-BBA/Oct-24	Oct-14/2.54		30,326,000	54,284

Credit Suisse International

(2.74)/3 month USD-LIBOR-BBA/Oct-24	Oct-14/2.74		22,171,000	97,552

(2.74)/3 month USD-LIBOR-BBA/Oct-24	Oct-14/2.74		22,171,000	97,552

2.51/3 month USD-LIBOR-BBA/Oct-24	Oct-14/2.51		22,171,000	33,035

2.51/3 month USD-LIBOR-BBA/Oct-24	Oct-14/2.51		22,171,000	33,035

Total purchased swap options outstanding (cost $1,478,649)				$970,714

PURCHASED OPTIONS OUTSTANDING (0.2%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Dec-14/$101.69		$9,000,000	$70,317

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Nov-14/103.09		31,000,000	415,400

Federal National Mortgage Association 30 yr 4.0s TBA commitments (Call)	Oct-14/106.50		5,000,000	100

Total purchased options outstanding (cost $649,063)				$485,817

PREFERRED STOCKS (0.2%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			438	$438,411

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			6,980	185,738

M/I Homes, Inc. Ser. A, $2.438 pfd.			5,132	131,636

Total preferred stocks (cost $605,883)				$755,785

CONVERTIBLE BONDS AND NOTES (0.1%)(a)
			Principal amount	Value

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$125,000	$157,656

Sirius XM Radio, Inc. 144A cv. company guaranty sr. unsec. sub. notes 7s, 2014			55,000	104,569

Total convertible bonds and notes (cost $234,970)				$262,225

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
			Shares	Value

United Technologies Corp. $3.75 cv. pfd.			3,005	$176,964

Total convertible preferred stocks (cost $152,656)				$176,964

COMMON STOCKS (—%)(a)
			Shares	Value

Lone Pine Resources Canada, Ltd. (Canada)(F)(NON)			12,972	$519

Lone Pine Resources, Inc. Class A (Canada)(F)(NON)			12,972	519

Tribune Co. Class 1C(F)			55,356	13,839

Total common stocks (cost $84,686)				$14,877

SHORT-TERM INVESTMENTS (8.9%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.06%(AFF)		Shares	17,620,125	$17,620,125

SSgA Prime Money Market Fund 0.01%(P)		Shares	160,000	160,000

U.S. Treasury Bills with an effective yield of 0.10%, July 23, 2015(SEG)(SEGSF)(SEGCCS)			$1,972,000	1,971,111

U.S. Treasury Bills with an effective yield of 0.05%, November 20, 2014(SEG)(SEGSF)(SEGCCS)			6,592,000	6,591,565

U.S. Treasury Bills with an effective yield of 0.05%, November 13, 2014(SEG)(SEGSF)(SEGCCS)			377,000	376,979

U.S. Treasury Bills with an effective yield of zero % February 19, 2015(i)			111,000	110,989

U.S. Treasury Bills with effective yields ranging from 0.04% to 0.05%, December 11, 2014(SEGSF)(SEGCCS)			146,000	145,996

U.S. Treasury Bills with effective yields ranging from 0.03% to 0.05%, December 18, 2014(SEGSF)(SEGCCS)			1,220,000	1,219,954

U.S. Treasury Bills with effective yields ranging from 0.02% to 0.04%, October 23, 2014(SEGSF)(SEGCCS)			569,000	568,990

Total short-term investments (cost $28,764,868)				$28,765,709

TOTAL INVESTMENTS

Total investments (cost $366,872,143)(b)				$379,291,987

FORWARD CURRENCY CONTRACTS at 9/30/14 (aggregate face value $195,006,705) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Buy	12/17/14	$811,494	$817,228	$(5,734)
	British Pound	Sell	12/17/14	811,494	817,293	5,799
	Chilean Peso	Sell	10/15/14	410,174	440,025	29,851
	Euro	Sell	12/17/14	4,302,262	4,470,845	168,583
	Singapore Dollar	Buy	11/19/14	81,444	83,267	(1,823)
	Singapore Dollar	Sell	11/19/14	81,444	83,253	1,809
	Swiss Franc	Sell	12/17/14	1,550,422	1,610,799	60,377
Barclays Bank PLC
	Australian Dollar	Buy	10/15/14	315,258	392,042	(76,784)
	British Pound	Buy	12/17/14	1,805,247	1,838,595	(33,348)
	British Pound	Sell	12/17/14	1,805,247	1,795,821	(9,426)
	Canadian Dollar	Sell	10/15/14	799,769	813,724	13,955
	Chinese Yuan (Offshore)	Buy	11/19/14	1,630,642	1,627,094	3,548
	Czech Koruna	Sell	12/17/14	771,801	797,850	26,049
	Euro	Sell	12/17/14	5,849,832	6,064,357	214,525
	Japanese Yen	Sell	11/19/14	19,215	10,576	(8,639)
	Mexican Peso	Sell	10/15/14	1,610,385	1,631,915	21,530
	New Zealand Dollar	Sell	10/15/14	941,026	1,030,189	89,163
	Norwegian Krone	Buy	12/17/14	1,336,717	1,400,398	(63,681)
	Polish Zloty	Sell	12/17/14	40,597	43,344	2,747
	Singapore Dollar	Buy	11/19/14	352,269	360,217	(7,948)
	Singapore Dollar	Sell	11/19/14	352,269	360,090	7,821
	South African Rand	Buy	10/15/14	1,427,185	1,497,817	(70,632)
	South African Rand	Sell	10/15/14	1,427,185	1,469,911	42,726
	Swedish Krona	Buy	12/17/14	428,271	382,132	46,139
	Swiss Franc	Sell	12/17/14	2,342,248	2,433,910	91,662
	Turkish Lira	Sell	12/17/14	1,545,939	1,579,239	33,300
Citibank, N.A.
	Australian Dollar	Buy	10/15/14	1,508,148	1,589,640	(81,492)
	Brazilian Real	Buy	10/2/14	5,397,202	5,667,059	(269,857)
	Brazilian Real	Sell	10/2/14	5,397,202	5,604,788	207,586
	Brazilian Real	Buy	1/5/15	2,916,957	2,928,214	(11,257)
	Canadian Dollar	Sell	10/15/14	794,771	803,516	8,745
	Chilean Peso	Sell	10/15/14	26,057	38,054	11,997
	Euro	Sell	12/17/14	4,635,256	4,895,837	260,581
	Japanese Yen	Sell	11/19/14	2,328,148	2,452,500	124,352
	New Zealand Dollar	Sell	10/15/14	632,990	691,155	58,165
	Norwegian Krone	Buy	12/17/14	612,778	655,332	(42,554)
	Swiss Franc	Sell	12/17/14	2,070,025	2,131,707	61,682
Credit Suisse International
	Australian Dollar	Buy	10/15/14	685,538	768,756	(83,218)
	British Pound	Sell	12/17/14	822,025	841,826	19,801
	Canadian Dollar	Sell	10/15/14	1,645,239	1,693,431	48,192
	Euro	Sell	12/17/14	4,470,338	4,725,682	255,344
	Indian Rupee	Buy	11/19/14	79,077	79,505	(428)
	Japanese Yen	Sell	11/19/14	239,880	286,267	46,387
	Mexican Peso	Buy	10/15/14	178,915	185,928	(7,013)
	New Zealand Dollar	Buy	10/15/14	2,324,420	2,527,510	(203,090)
	New Zealand Dollar	Sell	10/15/14	2,324,420	2,458,660	134,240
	Norwegian Krone	Buy	12/17/14	202,003	240,811	(38,808)
	Singapore Dollar	Buy	11/19/14	75,721	77,406	(1,685)
	Singapore Dollar	Sell	11/19/14	75,721	77,428	1,707
	Swedish Krona	Buy	12/17/14	2,386,426	2,424,232	(37,806)
	Swedish Krona	Sell	12/17/14	2,386,426	2,441,083	54,657
	Swiss Franc	Sell	12/17/14	1,561,743	1,622,684	60,941
	Turkish Lira	Sell	12/17/14	1,544,215	1,577,916	33,701
Deutsche Bank AG
	Australian Dollar	Buy	10/15/14	848,677	853,049	(4,372)
	Canadian Dollar	Sell	10/15/14	836,366	877,423	41,057
	Euro	Sell	12/17/14	1,520,400	1,556,449	36,049
	Japanese Yen	Sell	11/19/14	1,232,884	1,316,620	83,736
	New Zealand Dollar	Buy	10/15/14	1,208,443	1,348,082	(139,639)
	New Zealand Dollar	Sell	10/15/14	1,208,443	1,321,600	113,157
	Norwegian Krone	Buy	12/17/14	23,952	24,638	(686)
	Polish Zloty	Buy	12/17/14	462,790	479,051	(16,261)
	Swedish Krona	Sell	12/17/14	290,941	335,642	44,701
	Swiss Franc	Sell	12/17/14	1,309,960	1,361,336	51,376
Goldman Sachs International
	Australian Dollar	Buy	10/15/14	2,799	2,984	(185)
	Australian Dollar	Sell	10/15/14	2,799	3,013	214
	Canadian Dollar	Sell	10/15/14	2,544,980	2,608,764	63,784
	Euro	Sell	12/17/14	4,839,602	5,093,031	253,429
	Japanese Yen	Sell	11/19/14	846,134	915,334	69,200
	Norwegian Krone	Buy	12/17/14	1,596,591	1,652,180	(55,589)
	Norwegian Krone	Sell	12/17/14	1,596,591	1,613,559	16,968
	Swedish Krona	Sell	12/17/14	1,191,128	1,241,529	50,401
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/15/14	1,428,370	1,530,043	(101,673)
	Canadian Dollar	Buy	10/15/14	782,810	807,685	(24,875)
	Canadian Dollar	Sell	10/15/14	782,810	802,680	19,870
	Euro	Sell	12/17/14	4,966,987	5,160,020	193,033
	Japanese Yen	Buy	11/19/14	103,627	109,431	(5,804)
	Japanese Yen	Sell	11/19/14	103,627	110,670	7,043
	Swedish Krona	Buy	12/17/14	426,304	384,848	41,456
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/15/14	2,722,993	2,888,732	(165,739)
	Brazilian Real	Buy	10/2/14	3,898,805	4,068,893	(170,088)
	Brazilian Real	Sell	10/2/14	3,898,805	3,977,463	78,658
	Brazilian Real	Buy	1/5/15	3,051,940	3,068,068	(16,128)
	British Pound	Sell	12/17/14	267,150	262,678	(4,472)
	Canadian Dollar	Sell	10/15/14	1,769,489	1,827,671	58,182
	Czech Koruna	Sell	12/17/14	771,801	798,016	26,215
	Euro	Sell	12/17/14	4,376,949	4,526,912	149,963
	Hungarian Forint	Buy	12/17/14	1,059,138	1,066,550	(7,412)
	Hungarian Forint	Sell	12/17/14	1,059,138	1,090,105	30,967
	Indian Rupee	Buy	11/19/14	49,166	49,417	(251)
	Japanese Yen	Sell	11/19/14	1,104,632	1,258,258	153,626
	Mexican Peso	Sell	10/15/14	1,955,167	1,989,078	33,911
	New Taiwan Dollar	Sell	11/19/14	1,662,541	1,687,012	24,471
	New Zealand Dollar	Sell	10/15/14	1,397,740	1,534,195	136,455
	Norwegian Krone	Buy	12/17/14	974,545	1,010,748	(36,203)
	Russian Ruble	Sell	12/17/14	192,624	205,634	13,010
	Swedish Krona	Sell	12/17/14	370,829	375,752	4,923
	Swiss Franc	Sell	12/17/14	2,940,991	3,058,707	117,716
Royal Bank of Scotland PLC (The)
	British Pound	Buy	12/17/14	799,344	804,193	(4,849)
	British Pound	Sell	12/17/14	799,344	804,987	5,643
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/15/14	3,048,573	3,246,602	(198,029)
	Brazilian Real	Buy	10/2/14	5,500,807	5,797,681	(296,874)
	Brazilian Real	Sell	10/2/14	5,500,807	5,701,068	200,261
	Brazilian Real	Buy	1/5/15	3,154,302	3,175,676	(21,374)
	British Pound	Sell	12/17/14	73,552	76,625	3,073
	Canadian Dollar	Sell	10/15/14	1,226,075	1,275,137	49,062
	Euro	Sell	12/17/14	2,413,608	2,530,400	116,792
	Japanese Yen	Sell	11/19/14	962,521	1,082,634	120,113
	New Taiwan Dollar	Sell	11/19/14	26,687	27,110	423
	New Zealand Dollar	Buy	10/15/14	136,203	67,092	69,111
	Norwegian Krone	Buy	12/17/14	220,305	237,981	(17,676)
	Singapore Dollar	Sell	11/19/14	155,753	159,327	3,574
	Swedish Krona	Sell	12/17/14	1,941,376	2,009,554	68,178
	Swiss Franc	Sell	12/17/14	3,131,347	3,226,716	95,369
UBS AG
	Canadian Dollar	Sell	10/15/14	1,245,889	1,306,770	60,881
	Euro	Sell	12/17/14	1,783,762	1,853,840	70,078
	Japanese Yen	Sell	11/19/14	134,020	150,846	16,826
	Singapore Dollar	Buy	11/19/14	109,192	111,623	(2,431)
	Singapore Dollar	Sell	11/19/14	109,192	111,653	2,461
WestPac Banking Corp.
	Australian Dollar	Buy	10/15/14	702,683	805,186	(102,503)
	Canadian Dollar	Sell	10/15/14	2,673,245	2,731,211	57,966
	Euro	Sell	12/17/14	4,911,002	5,129,369	218,367
	Japanese Yen	Sell	11/19/14	2,016,425	2,164,917	148,492
	New Zealand Dollar	Sell	10/15/14	786,890	826,099	39,209

Total						$3,058,776

FUTURES CONTRACTS OUTSTANDING at 9/30/14 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Bobl 5 yr (Short)	47	$7,593,763	Dec-14	$(26,268)
Euro-Bund 10 yr (Short)	18	3,403,416	Dec-14	(18,472)
Euro-Buxl 30 yr (Short)	17	3,057,593	Dec-14	(13,139)
U.S. Treasury Bond 30 yr (Short)	177	24,409,406	Dec-14	211,671
U.S. Treasury Bond Ultra 30 yr (Short)	47	7,167,500	Dec-14	13,700
U.S. Treasury Note 5 yr (Long)	127	15,018,742	Dec-14	(39,929)
U.S. Treasury Note 10 yr (Short)	127	15,829,359	Dec-14	100,962

Total				$228,525

WRITTEN SWAP OPTIONS OUTSTANDING at 9/30/14 (premiums $3,409,793) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

(2.535)/3 month USD-LIBOR-BBA/Nov-24	Nov-14/2.535	$21,122,000	$58,297
(2.557)/3 month USD-LIBOR-BBA/Nov-24	Nov-14/2.557	21,122,000	70,125
(2.635)/3 month USD-LIBOR-BBA/Nov-24	Nov-14/2.635	21,122,000	120,184
(2.657)/3 month USD-LIBOR-BBA/Nov-24	Nov-14/2.657	21,122,000	138,560
(2.60)/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.60	26,702,700	207,213
(2.54)/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.54	22,744,500	247,005
(2.54)/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.54	22,744,500	247,005
Credit Suisse International

(2.51)/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.51	16,628,300	167,946
(2.51)/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.51	16,628,300	167,946
JPMorgan Chase Bank N.A.

(2.60)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.60	13,351,400	106,811
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	8,886,000	1,453,007

Total			$2,984,099

WRITTEN OPTIONS OUTSTANDING at 9/30/14 (premiums $634,063) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Dec-14/$100.81	$9,000,000	$38,673
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Dec-14/99.94	9,000,000	18,981
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Nov-14/102.22	31,000,000	234,360
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Nov-14/101.34	31,000,000	116,250

Total			$408,264

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 9/30/14 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Credit Suisse International

(2.78125)/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-14/2.78125	$41,026,000	$(155,899)	$7,475
2.54875/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-14/2.54875	41,026,000	(149,745)	(45,724)
(2.665)/3 month USD-LIBOR-BBA/Nov-24 (Written)	Nov-14/2.665	20,513,000	152,822	24,343
2.665/3 month USD-LIBOR-BBA/Nov-24 (Written)	Nov-14/2.665	20,513,000	152,822	(17,493)
JPMorgan Chase Bank N.A.

2.75/3 month USD-LIBOR-BBA/Dec-24 (Purchased)	Dec-14/2.75	20,631,600	(193,834)	57,149
2.75/3 month USD-LIBOR-BBA/Dec-24 (Purchased)	Dec-14/2.75	20,631,600	(198,064)	54,467
(2.40)/3 month USD-LIBOR-BBA/Mar-25 (Written)	Mar-15/2.40	20,631,600	68,806	(19,806)
(2.40)/3 month USD-LIBOR-BBA/Mar-25 (Written)	Mar-15/2.40	20,631,600	69,116	(20,219)
(2.65)/3 month USD-LIBOR-BBA/Dec-24 (Written)	Dec-14/2.65	20,631,600	122,552	(38,787)
(2.65)/3 month USD-LIBOR-BBA/Dec-24 (Written)	Dec-14/2.65	20,631,600	123,790	(39,406)

Total			$(7,634)	$(38,001)

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/14 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty/			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America N.A.
	MYR	9,910,000		$—	3/19/19	4.0275%	3 month MYR-KLIBOR-BNM	$(4,620)
	Citibank, N.A.
	AUD	7,219,000	(E)	—	7/30/24	4.55%	6 month AUD-BBR-BBSW	(23,032)
	AUD	7,219,000	(E)	—	7/31/24	4.5175%	6 month AUD-BBR-BBSW	(15,169)
	AUD	3,923,000	(E)	—	8/6/24	4.6225%	6 month AUD-BBR-BBSW	(21,632)
	AUD	1,354,000	(E)	—	8/6/24	4.63%	6 month AUD-BBR-BBSW	(7,803)
	AUD	7,285,000	(E)	—	9/17/24	6 month AUD-BBR-BBSW	4.6209%	36,070
	Credit Suisse International
	CAD	4,606,500		—	9/12/24	3 month CAD-BA-CDOR	2.68625%	31,457
	Deutsche Bank AG
	MYR	9,910,000		—	3/19/19	4.035%	3 month MYR-KLIBOR-BNM	(5,552)
	PLN	10,159,000		—	3/17/24	4.1072%	6 month PLN-WIBOR-WIBO	(402,791)
	PLN	5,065,000		—	3/18/24	4.12875%	6 month PLN-WIBOR-WIBO	(203,733)
	PLN	4,320,000		—	3/27/24	4.045%	6 month PLN-WIBOR-WIBO	(167,460)
	PLN	49,942,000		—	7/14/16	6 month PLN-WIBOR-WIBO	2.48%	113,343
	Goldman Sachs International
	AUD	1,956,000	(E)	—	8/6/24	4.525%	6 month AUD-BBR-BBSW	(4,454)
	JPMorgan Chase Bank N.A.
	AUD	1,815,000	(E)	—	8/29/24	6 month AUD-BBR-BBSW	4.2525%	(12,708)
	AUD	1,942,000	(E)	—	8/6/24	4.645%	6 month AUD-BBR-BBSW	(12,159)
	AUD	3,633,000	(E)	—	8/6/24	4.5175%	6 month AUD-BBR-BBSW	(7,370)
	AUD	3,884,000	(E)	—	8/19/24	4.43%	6 month AUD-BBR-BBSW	3,979
	AUD	1,815,000	(E)	—	8/29/24	6 month AUD-BBR-BBSW	4.30%	(9,854)
	CAD	1,535,500		—	9/12/24	3 month CAD-BA-CDOR	2.68375%	10,169
	CAD	2,379,000		—	9/19/24	3 month CAD-BA-CDOR	2.703%	18,536
	MXN	21,090,000		—	7/24/29	1 month MXN-TIIE-BANXICO	6.565%	(45,676)

	Total			$—	$(730,459)
(E)	Extended effective date.

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/14 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

		$182,536,000	(E)	$(25,071)	12/17/16	3 month USD-LIBOR-BBA	1.00%	$19,832
		87,747,000	(E)	710,933	12/17/19	3 month USD-LIBOR-BBA	2.25%	(38,866)
		16,977,100	(E)	(371,845)	12/17/24	3 month USD-LIBOR-BBA	3.00%	40,681
		1,049,000	(E)	(45,677)	12/17/44	3 month USD-LIBOR-BBA	3.50%	10,392
		19,835,000	(E)	8,080	6/15/19	3 month USD-LIBOR-BBA	2.64%	(23,557)
		19,315,000	(E)	(11,393)	12/16/17	3 month USD-LIBOR-BBA	1.835%	45,586
		40,830,000	(E)	(227)	12/16/17	3 month USD-LIBOR-BBA	1.897%	70,409
		20,476,000	(E)	(114)	12/16/17	3 month USD-LIBOR-BBA	1.86625%	47,800
		34,100,000	(E)	(189)	12/16/17	3 month USD-LIBOR-BBA	1.905%	53,689
		8,308,000	(E)	(46)	12/16/17	3 month USD-LIBOR-BBA	1.8625%	19,976
		58,882,000	(E)	(83,750)	12/16/17	3 month USD-LIBOR-BBA	1.882%	35,780
		27,209,000	(E)	(43,743)	12/17/16	3 month USD-LIBOR-BBA	0.90%	17,096
		2,107,000	(E)	33,066	12/17/24	3 month USD-LIBOR-BBA	2.90%	814
		27,049,000	(E)	(150)	12/16/17	3 month USD-LIBOR-BBA	1.80%	(98,608)
		19,132,000	(E)	(154)	12/16/18	3 month USD-LIBOR-BBA	2.34%	(31,435)
		14,349,000	(E)	(116)	12/16/18	3 month USD-LIBOR-BBA	2.3795%	(40,020)
		27,296,000	(E)	(151)	12/16/17	3 month USD-LIBOR-BBA	1.924%	(33,180)
		18,526,000	(E)	(149)	6/15/19	3 month USD-LIBOR-BBA	2.596%	(6,300)
		4,783,000	(E)	(39)	12/16/18	3 month USD-LIBOR-BBA	2.337%	(7,443)
		11,178,000	(E)	(42,128)	12/17/19	3 month USD-LIBOR-BBA	2.15%	(412)
	EUR	2,437,000	(E)	18,150	12/17/16	6 month EUR-EURIBOR-REUTERS	0.50%	(208)
	EUR	65,184,000	(E)	(1,949,593)	12/17/19	6 month EUR-EURIBOR-REUTERS	1.00%	173,390
	EUR	2,463,000	(E)	(353,025)	12/17/34	6 month EUR-EURIBOR-REUTERS	2.50%	27,319
	EUR	303,000	(E)	47,711	12/17/44	6 month EUR-EURIBOR-REUTERS	2.50%	(5,282)
	GBP	13,283,000	(E)	(134,439)	12/17/19	6 month GBP-LIBOR-BBA	2.25%	40,480
	GBP	14,117,000	(E)	749,484	12/17/24	6 month GBP-LIBOR-BBA	3.00%	(199,220)
	GBP	3,118,000	(E)	(234,710)	12/17/44	6 month GBP-LIBOR-BBA	3.25%	141,883
	JPY	33,102,000		(11)	3/24/44	6 month JPY-LIBOR-BBA	1.80%	10,477
	JPY	64,818,000		(22)	3/24/44	6 month JPY-LIBOR-BBA	1.79625%	19,953
	JPY	1,817,500,000		(71)	3/14/19	6 month JPY-LIBOR-BBA	0.3175%	59,319
	JPY	397,700,000		(69)	3/14/44	6 month JPY-LIBOR-BBA	1.795%	(123,056)
	JPY	32,090,000		(6)	3/24/44	6 month JPY-LIBOR-BBA	1.80125%	10,255
		$11,085,500		77,452	9/16/24	3 month USD-LIBOR-BBA	2.68%	117,625

	Total			$(1,652,012)	$355,169
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/14 (Unaudited)

				Upfront		Payments	Total return	Unrealized
	Swap counterparty/			premium	Termination	received (paid) by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	or paid by fund	(depreciation)

	Bank of America N.A.
		$2,912,000	(E)	$—	6/24/24	(2.865%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	$(31,916)
		3,786,000	(E)	—	6/24/24	(2.865%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(41,495)
	Barclays Bank PLC
		396,024		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,071
		1,019,391		—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,328)
		761,584		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,060
		693,534		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,984
		7,818,234		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(20,296)
		2,157,500		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(9,224)
		270,025		—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	716
		427,053		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,222
		2,989,372		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	8,553
		674,455		—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	121
		1,881,987		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(8,046)
		2,282,599		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	6,531
		696,299		—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	1,846
		91,072		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	83
		290,823		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	832
		344,478		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	1,147
		2,135,266		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	6,109
		1,467,954		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(6,276)
		1,550,087		—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	4,109
		310,726		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	841
		2,431,614		—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	8,221
		9,779,945		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	27,982
		2,025,513		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,795
		346,992		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	939
		1,125,114		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,044
		815,838		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,207
		4,494,508		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(19,215)
		893,835		—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(4,704)
		685,352		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,891)
		342,719		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,446)
		342,719		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,446)
		687,763		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,902)
		1,786,272		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(7,536)
		687,763		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,902)
		360,532		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(936)
		1,006,628		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	907
		605,737		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	546
		639,299		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,829
		768,574		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	692
		1,427,562		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(6,103)
		1,023,137		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	932
		146,770		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	134
		1,373,201		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(5,793)
		360,462		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,541)
		2,020,816		—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(8,765)
		4,230,000		—	3/20/24	(2.505%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(87,603)
		3,577,000		—	3/21/24	(2.505%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(74,008)
		6,030,500		—	9/17/19	2.138%	USA Non Revised Consumer Price Index- Urban (CPI-U)	46,200
	Citibank, N.A.
		1,299,523		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,718
		2,989,372		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	8,553
		2,033,627		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,819
		4,254,000		—	3/27/24	(2.4825%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(76,615)
	EUR	8,440,000		—	2/21/19	(1.235%)	Eurostat Eurozone HICP excluding tobacco	(165,307)
	EUR	4,400,000		—	2/21/24	1.69%	Eurostat Eurozone HICP excluding tobacco	174,849
	Credit Suisse International
		$854,106		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,444
		935,381		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,999)
		1,399,918		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	1,261
		1,422,514		—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(6,170)
		1,567,285		—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(6,798)
		1,368,711		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	1,233
		2,610,592		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	2,352
	EUR	2,430,000		—	3/27/19	(1.1913%)	Eurostat Eurozone HICP excluding tobacco	(41,916)
	EUR	8,440,000		—	2/20/19	(1.2225%)	Eurostat Eurozone HICP excluding tobacco	(158,335)
	EUR	4,400,000		—	2/20/24	1.68%	Eurostat Eurozone HICP excluding tobacco	168,851
	EUR	2,430,000		—	3/24/19	(1.1925%)	Eurostat Eurozone HICP excluding tobacco	(42,119)
	GBP	2,055,000		—	3/20/19	3.05%	GBP Non-revised UK Retail Price Index	35,700
	GBP	2,055,000		—	3/25/19	3.0413%	GBP Non-revised UK Retail Price Index	34,171
	Deutsche Bank AG
		$935,381		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,999)
	Goldman Sachs International
		1,238,563		—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	223
		424,408		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	387
		2,530,185		—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(5,779)
		2,530,185		—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(5,779)
		655,107		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,801)
		246,090		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,052)
		181,135		—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	33
		1,767,099		—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,929)
		475,162		—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	85
		950,237		—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	171
		457,402		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,955)
		897,456		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,837)
		548,814		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,346)
		42,092		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(180)
		112,161		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(480)
		30,102		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	27
		575,600		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	524
		3,294,592		—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(7,524)
		485,250		—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	87
		2,847,960		—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(6,504)
		1,165,000		—	7/14/44	(2.83%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(84,299)
		6,698,000	(E)	—	6/19/24	(2.83%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(63,497)
		798,000		—	7/29/44	(2.7975%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(50,976)
	JPMorgan Chase Bank N.A.
		4,069,669		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(10,565)

	Total			$—	$(525,992)
(E)	Extended effective date.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/14 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$5,468	$80,000	5/11/63	300 bp	$5,204
	CMBX NA BBB- Index	BBB-/P	10,546	175,000	5/11/63	300 bp	9,969
	CMBX NA BBB- Index	BBB-/P	21,545	349,000	5/11/63	300 bp	20,394
	CMBX NA BBB- Index	BBB-/P	20,577	361,000	5/11/63	300 bp	19,386
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	35,808	323,000	5/11/63	300 bp	34,742
	Credit Suisse International
	CMBX NA BBB- Index	BBB-/P	2,947	154,000	5/11/63	300 bp	2,439
	CMBX NA BBB- Index	BBB-/P	3,111	268,000	5/11/63	300 bp	2,227
	CMBX NA BBB- Index	BBB-/P	23,720	298,000	5/11/63	300 bp	22,736
	CMBX NA BBB- Index	BBB-/P	25,423	349,000	5/11/63	300 bp	24,271
	CMBX NA BBB- Index	BBB-/P	41,920	371,000	5/11/63	300 bp	40,694
	CMBX NA BBB- Index	BBB-/P	5,900	384,000	5/11/63	300 bp	4,633
	CMBX NA BBB- Index	BBB-/P	30,800	386,000	5/11/63	300 bp	29,526
	CMBX NA BBB- Index	BBB-/P	30,042	388,000	5/11/63	300 bp	28,761
	CMBX NA BBB- Index	BBB-/P	25,590	389,000	5/11/63	300 bp	24,306
	CMBX NA BBB- Index	BBB-/P	11,988	394,000	5/11/63	300 bp	10,688
	CMBX NA BBB- Index	BBB-/P	6,960	395,000	5/11/63	300 bp	5,656
	CMBX NA BBB- Index	BBB-/P	38,549	503,000	5/11/63	300 bp	36,889
	CMBX NA BBB- Index	BBB-/P	33,609	819,000	5/11/63	300 bp	30,907
	CMBX NA BB Index	—	(2,126)	407,000	5/11/63	(500 bp)	(1,814)
	CMBX NA BB Index	—	(5,257)	301,000	5/11/63	(500 bp)	(5,026)
	CMBX NA BB Index	—	4,806	182,000	5/11/63	(500 bp)	4,946
	CMBX NA BB Index	—	2,799	181,000	5/11/63	(500 bp)	2,938
	CMBX NA BB Index	—	(1,241)	136,000	5/11/63	(500 bp)	(1,136)
	CMBX NA BB Index	—	(1,037)	135,000	5/11/63	(500 bp)	(933)
	CMBX NA BB Index	—	(1,293)	135,000	5/11/63	(500 bp)	(1,190)
	CMBX NA BB Index	—	1,820	91,000	5/11/63	(500 bp)	1,890
	CMBX NA BB Index	—	(5,799)	299,000	5/11/63	(500 bp)	(5,570)
	CMBX NA BBB- Index	BBB-/P	259	6,000	5/11/63	300 bp	239
	CMBX NA BBB- Index	BBB-/P	(639)	106,000	5/11/63	300 bp	(989)
	CMBX NA BBB- Index	BBB-/P	(1,040)	109,000	5/11/63	300 bp	(1,399)
	CMBX NA BBB- Index	BBB-/P	(707)	212,000	5/11/63	300 bp	(1,407)
	CMBX NA BBB- Index	BBB-/P	(709)	212,000	5/11/63	300 bp	(1,408)
	CMBX NA BBB- Index	BBB-/P	(2,144)	214,000	5/11/63	300 bp	(2,850)
	CMBX NA BBB- Index	BBB-/P	(2,013)	215,000	5/11/63	300 bp	(2,722)
	CMBX NA BBB- Index	BBB-/P	591	219,000	5/11/63	300 bp	(132)
	CMBX NA BBB- Index	BBB-/P	(745)	220,000	5/11/63	300 bp	(1,471)
	CMBX NA BBB- Index	BBB-/P	10,529	220,000	5/11/63	300 bp	9,803
	CMBX NA BBB- Index	BBB-/P	(4,462)	247,000	5/11/63	300 bp	(5,277)
	CMBX NA BBB- Index	BBB-/P	176	254,000	5/11/63	300 bp	(662)
	CMBX NA BBB- Index	BBB-/P	880	254,000	5/11/63	300 bp	42
	CMBX NA BBB- Index	BBB-/P	1,554	256,000	5/11/63	300 bp	709
	CMBX NA BBB- Index	BBB-/P	1,191	257,000	5/11/63	300 bp	257
	CMBX NA BBB- Index	BBB-/P	6,163	259,000	5/11/63	300 bp	5,308
	CMBX NA BBB- Index	BBB-/P	(3,194)	318,000	5/11/63	300 bp	(4,244)
	CMBX NA BBB- Index	BBB-/P	(9,506)	491,000	5/11/63	300 bp	(11,126)
	CMBX NA BBB- Index	BBB-/P	(7,494)	497,000	5/11/63	300 bp	(9,134)
	CMBX NA BBB- Index	BBB-/P	(6,149)	499,000	5/11/63	300 bp	(7,796)
	CMBX NA BBB- Index	BBB-/P	353	531,000	5/11/63	300 bp	(1,399)
	CMBX NA BBB- Index	—	(19,378)	343,000	1/17/47	(300 bp)	(10,117)
	CMBX NA BBB- Index	—	(15,863)	338,000	1/17/47	(300 bp)	(6,737)
	Goldman Sachs International
	CMBX NA BB Index	—	(1,941)	183,000	5/11/63	(500 bp)	(1,800)
	CMBX NA BB Index	—	(1,297)	135,000	5/11/63	(500 bp)	(1,193)
	CMBX NA BB Index	—	2,058	91,000	5/11/63	(500 bp)	2,127
	CMBX NA BBB- Index	BBB-/P	(1,189)	109,000	5/11/63	300 bp	(1,549)
	CMBX NA BBB- Index	BBB-/P	(567)	212,000	5/11/63	300 bp	(1,266)
	CMBX NA BBB- Index	BBB-/P	(851)	212,000	5/11/63	300 bp	(1,550)
	CMBX NA BBB- Index	BBB-/P	(1,993)	213,000	5/11/63	300 bp	(2,696)
	CMBX NA BBB- Index	BBB-/P	(2,136)	213,000	5/11/63	300 bp	(2,839)
	CMBX NA BBB- Index	BBB-/P	(2,136)	213,000	5/11/63	300 bp	(2,839)
	CMBX NA BBB- Index	BBB-/P	2,719	238,000	5/11/63	300 bp	1,933
	CMBX NA BBB- Index	BBB-/P	(4,116)	247,000	5/11/63	300 bp	(4,932)

	Total		$303,379	$278,417

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2014. Securities rated by Putnam are indicated by “/P.”

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
RUB	Russian Ruble
USD / $	United States Dollar
Key to holding's abbreviations
bp	Basis Points
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2014 through September 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $323,506,396.
(b)	The aggregate identified cost on a tax basis is $373,301,878, resulting in gross unrealized appreciation and depreciation of $13,088,663 and $7,098,554, respectively, or net unrealized appreciation of $5,990,109.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$12,455,940	$110,506,996	$105,342,811	$3,935	$17,620,125
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(U)	This security, in part or in entirety, represents an unfunded loan commitment. As of the close of the reporting period, the fund had unfunded loan commitments of $40,789, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:
	Borrower	Unfunded commitments

	WR Grace & Co.	$40,789
	Totals	$40,789
	At the close of the reporting period, the fund maintained liquid assets totaling $146,083,309 to cover certain derivatives contracts and delayed delivery securities.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	80.6%
	Greece	3.4
	Russia	2.6
	Argentina	2.4
	Venezuela	1.7
	Canada	1.1
	United Kingdom	1.1
	Luxembourg	0.8
	Brazil	0.7
	Turkey	0.6
	Indonesia	0.6
	Ukraine	0.5
	Other	3.9

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts to gain exposure to interest rates.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries and to gain exposure to specific sectors or industries.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk and to gain exposure on individual names and/or baskets of securities.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage backed and other asset backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $405,147 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,788,986 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,827,793 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$—	$—	$13,839
Energy	—	—	1,038
Total common stocks	—	—	14,877
Convertible bonds and notes	—	262,225	—
Convertible preferred stocks	—	176,964	—
Corporate bonds and notes	—	100,066,000	6
Foreign government and agency bonds and notes	—	35,285,989	—
Mortgage-backed securities	—	145,603,695	—
Preferred stocks	185,738	570,047	—
Purchased options outstanding	—	485,817	—
Purchased swap options outstanding	—	970,714	—
Senior loans	—	6,584,435	—
U.S. government and agency mortgage obligations	—	60,247,610	—
U.S. treasury obligations	—	72,161	—
Short-term investments	17,780,125	10,985,584	—

Totals by level	$17,965,863	$361,311,241	$14,883

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$3,058,776	$—
Futures contracts	228,525	—	—
Written options outstanding	—	(408,264)	—
Written swap options outstanding	—	(2,984,099)	—
Forward premium swap option contracts	—	(38,001)	—
Interest rate swap contracts	—	1,276,722	—
Total return swap contracts	—	(525,992)	—
Credit default contracts	—	(24,962)	—

Totals by level	$228,525	$354,180	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$20,134	$45,096
Foreign exchange contracts	5,507,112	2,448,336
Interest rate contracts	6,897,131	7,891,709

Total	$12,424,377	$10,385,141

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$109,800,000
Purchased swap option contracts (contract amount)		$228,100,000
Written TBA commitment option contracts (contract amount)		$216,600,000
Written swap option contracts (contract amount)		$268,700,000
Futures contracts (number of contracts)		800
Forward currency contracts (contract amount)		$254,200,000
OTC interest rate swap contracts (notional)		$443,600,000
Centrally cleared interest rate swap contracts (notional)		$1,068,900,000
OTC total return swap contracts (notional)		$277,800,000
OTC credit default contracts (notional)		$13,000,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	OTC Interest rate swap contracts*#	$–	$–	$–	$36,070	$31,457	$113,343	$–	$–	$32,684	$–	$–	$–	$–	$–	$ 213,554
	Centrally cleared interest rate swap contracts§	–	–	304,552	–	–	–	–	–	–	–	–	–	–	–	304,552
	OTC Total return swap contracts*#	–	136,653	–	192,939	246,012	–	1,537	–	–	–	–	–	–	–	577,141
	OTC Credit default contracts*#	–	–	–	–	19,820	–	314	–	–	–	–	–	–	–	20,134
	Centrally cleared credit default contracts§	–	–	20,794	–	–	–	–	–	–	–	–	–	–	–	20,794
	Futures contracts§	–	–	–	–	–	–	–	–	–	114,981	–	–	–	–	114,981
	Forward currency contracts#	266,419	593,165	–	733,108	654,970	370,076	453,996	261,402	828,097	–	5,643	725,956	150,246	464,034	5,507,112
	Forward premium swap option contracts#	–	–	–	–	31,818	–	–	–	111,616	–	–	–	–	–	143,434
	Purchased swap options#	709,540	–	–	–	261,174	–	–	–	–	–	–	–	–	–	970,714
	Purchased options#	–	–	–	–	–	–	–	–	485,817	–	–	–	–	–	485,817

	Total Assets	$975,959	$729,818	$325,346	$962,117	$1,245,251	$483,419	$455,847	$261,402	$1,458,214	$114,981	$5,643	$725,956	$150,246	$464,034	$8,358,233

	Liabilities:
	OTC Interest rate swap contracts*#	$ 4,620	$–	$–	$ 67,636	$–	$ 779,536	$ 4,454	$–	$ 87,767	$–	$–	$–	$–	$–	$ 944,013
	Centrally cleared interest rate swap contracts§	–	–	166,002	–	–	–	–	–	–	–	–	–	–	–	166,002
	OTC Total return swap contracts*#	73,411	273,961	–	241,922	259,337	3,999	239,938	–	10,565	–	–	–	–	–	1,103,133
	OTC Credit default contracts*#	3,183	1,066	–	–	35,378	–	5,469	–	–	–	–	–	–	–	45,096
	Centrally cleared credit default contracts§	–	–	20,794	–	–	–	–	–	–	–	–	–	–	–	20,794
	Futures contracts§	–	–	–	–	–	–	–	–	–	10,931	–	–	–	–	10,931
	Forward currency contracts#	7,557	270,458	–	405,160	372,048	160,958	55,774	132,352	400,293	–	4,849	533,953	2,431	102,503	2,448,336
	Forward premium swap option contracts#	–	–	–	–	63,217	–	–	–	118,218	–	–	–	–	–	181,435
	Written swap options#	1,088,389	–	–	–	335,892	–	–	–	1,559,818	–	–	–	–	–	2,984,099
	Written options#	–	–	–	–	–	–	–	–	408,264	–	–	–	–	–	408,264

	Total Liabilities	$1,177,160	$545,485	$186,796	$714,718	$1,065,872	$944,493	$305,635	$132,352	$2,584,925	$10,931	$4,849	$533,953	$2,431	$102,503	$8,312,103

	Total Financial and Derivative Net Assets	$(201,201)	$184,333	$138,550	$247,399	$179,379	$(461,074)	$150,212	$129,050	$(1,126,711)	$104,050	$794	$192,003	$147,815	$361,531	$46,130
	Total collateral received (pledged)##†	$(201,201)	$110,989	$–	$160,000	$179,379	$(441,843)	$87,913	$72,161	$(1,126,711)	$–	$–	$–	$111,255	$–
	Net amount	$–	$73,344	$138,550	$87,399	$–	$(19,231)	$62,299	$56,889	$–	$104,050	$794	$192,003	$36,560	$361,531

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 26, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 26, 2014